UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23630

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Cliffwater Enhanced Lending Fund
(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
Registrant’s telephone number, including area code: (414) 299-2030

Stephen Nesbitt
235 West Galena Street
Milwaukee, WI 53212

(Name and address of agent for service)

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Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1.       Report to Shareholders

(a)     The semi-annual report of the registrant for the period ended September 30, 2025 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CLIFFWATER ENHANCED LENDING FUND

Semi-Annual Report

For the Period Ended September 30, 2025

(Unaudited)

Cliffwater Enhanced Lending Fund
Table of Contents For the Period Ended September 30, 2025 (Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.cliffwaterfunds.com

Cliffwater Enhanced Lending Fund
Letter to Shareholders September 30, 2025 (Unaudited)

To our shareholders:

The Cliffwater Enhanced Lending Fund (“the Fund”) recently completed its first four and one-quarter years of operation, and we want to thank you for the trust you have placed in us.

The Fund’s performance has been consistently strong relative to the Fund’s objective. The Fund produced a net annualized return of 12.53% from its July 1, 2021, inception through September 30, 2025. This compares to a 6.47% annualized return for the Morningstar LSTA US Leveraged Loan Index. The Fund also reported relatively consistent monthly returns. Its annualized standard deviation measured 1.12% for the same period.

The Fund experienced strong investor inflows over the last year, with net assets growing from $4.0 billion on September 30, 2024, to $6.9 billion on September 30, 2025. This asset growth has been supported by significant investment in personnel and technology to grow our platform, and the onboarding of additional strategic lending partners to access high-quality private debt. Factors materially affecting the Fund’s performance during the most recently completed six months include a high current cash yield and capital appreciation in the Fund’s investment holdings.

We remain confident in the Fund’s continued performance despite the uncertain economic environment. We believe that, during the past year, the Fund’s 11% distribution rate remained attractive and that the floating-rate nature of most of our loans helped mitigate interest rate risk.

We again sincerely thank you for your support.

Regards,

Stephen L. Nesbitt

Chief Investment Officer

Cliffwater LLC

Cliffwater Enhanced Lending Fund
Letter to Shareholders September 30, 2025 (Unaudited) (Continued)

The Fund’s investment program is speculative and entails substantial risks. There can be no assurance that the Fund’s investment objectives will be achieved or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.

Shares are an illiquid investment.

We do not intend to list the Fund’s shares (“Shares”) on any securities exchange, and we do not expect a secondary market in the Shares to develop.

You should generally not expect to be able to sell your Shares (other than through the limited repurchase process), regardless of how we perform.

Although we are required to implement a Share repurchase program, only a limited number of Shares will be eligible for repurchase by us.

You should consider that you may not have access to the money you invest for an indefinite period of time.

An investment in the Shares is not suitable for you if you have a foreseeable need to access the money you invest.

Because you will be unable to sell your Shares or have them repurchased immediately, you will find it difficult to reduce your exposure on a timely basis during a market downturn.

The Fund is a non-diversified management investment company and may be more susceptible to any single economic or regulatory occurrence than a diversified investment company. Cybersecurity risks have significantly increased in recent years, and the Fund could suffer such losses in the future. One of the fundamental risks associated with the Fund’s investments is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles — 72.0%
Investment Partnerships — 50.3%
AG Asset Based Credit Evergreen Fund, LP						USD	N/A	$45,000,000	$46,163,096	[1,2,3]
AG Asset Based Credit Fund L.P.						USD	N/A	99,000,000	115,063,620	[1,2,3]
AG Essential Housing Fund II Holdings (DE), L.P.						USD	N/A	2,615,172	5,129,864	[1,2,3]
Ares Commercial Finance LP						USD	N/A	53,841,899	64,866,436	[1,2,3]
Ares Pathfinder Fund II (Offshore), LP						USD	N/A	7,488,626	8,036,313	[1,2,3]
Ares Priority Loan Co-Invest LP						USD	N/A	29,868,321	32,771,848	[1,2,3]
Ares Special Opportunities Fund (Offshore), LP						USD	N/A	4,632,487	4,411,446	[1,2,3]
Ares Special Opportunities Fund II (Offshore), LP						USD	N/A	26,523,591	33,481,103	[1,2,3]
Banner Ridge DSCO Fund I, LP						USD	N/A	11,372,510	20,748,443	[1,2,3]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	19,457,711	29,175,305	[1,2,3]
Banner Ridge Secondary Fund IV (Offshore), LP						USD	N/A	1,151,802	5,781,455	[1,2,3]
Banner Ridge Secondary Fund V (Offshore), LP						USD	N/A	92,851,664	152,771,283	[1,2,3]
Barings Capital Solutions Perpetual Fund (CA), LP						USD	409,884	41,422,764	45,007,530	[1,2,3]
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.						USD	N/A	30,106,291	34,749,077	[1,2,3]
Blue Owl First Lien Fund (Offshore), L.P.						USD	N/A	2,713,084	2,808,339	[1,2,3]
Blue Owl Real Estate Fund VI, LP						USD	N/A	13,033,670	14,261,567	[1,2,3]
BPC Opportunities Offshore Feeder Fund V LLC						USD	N/A	15,428,379	18,131,364	[1,2,3]
BPC Real Estate Debt Fund, LP						USD	N/A	53,406,272	62,641,084	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 3)						USD	N/A	106,662,882	108,847,243	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 6)						USD	N/A	150,000,000	147,199,308	[1,2,3]
BSP Pioneer Investors Feeder, L.P.						USD	N/A	46,023,247	52,581,959	[1,2,3]
Burford Advantage Feeder Fund A, LP						USD	N/A	2,045,609	2,748,588	[1,2,3]
Callodine Perpetual ABL Fund, LP						USD	N/A	97,717,483	85,519,832	[1,2,3]
Carlyle Credit Opportunities Fund II (Parallel), SCSp						USD	N/A	8,575,133	7,079,591	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Investment Partnerships (Continued)
Carlyle Credit Opportunities Fund III (Parallel), SCSp						USD	N/A	$8,176,739	$8,047,171	[1,2,3]
Comvest Special Opportunities Fund, L.P.						USD	N/A	14,174,597	15,323,462	[1,2,3]
Contingency Capital EG Fund (US) LP						USD	N/A	58,956,254	62,180,613	[1,2,3]
Contingency Capital Fund I-A, LP						USD	N/A	61,823,528	77,574,460	[1,2,3]
Corrum Capital Entertainment Lending II-B, LP						USD	N/A	55,497,000	55,768,973	[1,2,3]
Crestline PF Sentry Fund (US), LP						USD	N/A	16,917,763	15,023,528	[1,2,3]
D.E. Shaw Diopter International Fund II, L.P.						USD	N/A	864,612	893,131	[1,2,3]
D.E. Shaw Diopter International Fund, L.P.						USD	N/A	37,646,493	48,619,805	[1,2,3]
Dawson Evergreen 1 LP						USD	288,208	300,000,000	335,754,346	[1,2,3]
Dawson Portfolio Finance (Lux) SICAV						USD	N/A	150,000,000	150,000,000	[1,2,3]
EVP II LP						USD	N/A	26,371,709	43,486,996	[1,2,3]
Felicitas Secondary Fund II Offshore, LP						USD	N/A	10,616,857	11,586,053	[1,2,3]
Felicitas Secondary Fund III Offshore, LP						USD	N/A	30,922,819	34,628,804	[1,2,3]
Felicitas Tactical Opportunities Fund, LP						USD	N/A	20,903,616	32,799,857	[1,2,3]
GCF III Feeder LP						USD	N/A	2,192,785	2,192,785	[1,2,3]
Harvest Partners Structured Capital Fund III, L.P.						USD	N/A	15,429,303	18,230,444	[1,2,3]
Hayfin Healthcare Opportunities Fund (US Parallel), LP						USD	N/A	52,025,040	61,238,473	[1,2,3]
Hercules Private Global Venture Growth Fund I, L.P.						USD	N/A	182,992,177	189,126,094	[1,2,3]
HPS Asset Value Platform, L.P.						USD	N/A	42,568,801	44,192,702	[1,2,3]
HPS Offshore Mezzanine Partners 2019, LP						USD	N/A	21,010,810	25,502,235	[1,2,3]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	35,657,561	40,664,670	[1,2,3]
HPS Specialty Loan Fund V-L, L.P.						USD	N/A	13,451,193	13,020,212	[1,2,3]
ICG LP Secondaries Fund I (Feeder) SCSp						USD	N/A	13,558,281	18,059,921	[1,2,3]
Indago Asset-Based Opportunities I LP						USD	N/A	7,831,146	8,051,810	[1,2,3]
InSolve Global Credit Feeder Fund VI, L.P.						USD	N/A	52,091,473	59,884,892	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Investment Partnerships (Continued)
Jaffa Capital Fund, LP						USD	N/A	$10,000,000	$10,000,000	[1,2,3]
King Street Opportunistic Credit Evergreen Fund, L.P.						USD	N/A	100,000,000	111,862,236	[1,2,3]
LuminArx Opportunistic Alternative Solutions Offshore Fund LP						USD	N/A	19,585,548	20,855,801	[1,2,3]
Madison Realty Capital Debit Fund, IV LP						USD	N/A	14,173,657	16,803,973	[1,2,3]
NB Credit Opportunities II Cayman Feeder, LP						USD	N/A	21,303,208	27,903,034	[1,2,3]
North Wall Asset Backed Opportunities Feeder Fund I LP						EUR	N/A	82,735,942	103,001,993	[1,2,3,4]
NWEOF Feeder Fund II LP						EUR	N/A	27,870,400	40,153,178	[1,2,3,4]
NWEOF Feeder Fund III SCSp						EUR	N/A	1,409,259	1,581,027	[1,2,3,4]
OrbiMed RCO IV Offshore Feeder, LP						USD	N/A	24,233,383	23,140,325	[1,2,3]
Pathlight Capital Evergreen Fund, LP						USD	N/A	46,264,746	44,433,886	[1,2,3]
Pathlight Capital Fund II, LP						USD	N/A	13,925,766	14,046,932	[1,2,3]
Peachtree Credit Fund IV Q, L.P.						USD	5,000,000	49,875,600	50,157,595	[1,2,3]
Pennybacker Real Estate Credit II Pacific, LLC						USD	N/A	2,467,491	3,600,203	[1,2,3]
Pennybacker Real Estate Credit II, LP						USD	N/A	18,777,394	16,611,726	[1,2,3]
Peppertree Capital Fund VI QP, LP						USD	N/A	27,673,729	32,732,844	[1,2,3]
Peppertree Capital Fund VII QP, LP						USD	N/A	16,912,387	20,042,316	[1,2,3]
Pine Valley Capital Partners Evergreen Fund, LP						USD	N/A	31,462,700	34,585,077	[1,2,3]
PSC Credit IV (A) SCSp						USD	N/A	32,500,000	33,580,328	[1,2,3]
Raven Asset-Based Credit Fund II LP						USD	N/A	19,987,753	20,812,077	[1,2,3]
Shamrock Capital Debt Opportunities Fund I, LP						USD	N/A	7,644,149	7,849,977	[1,2,3]
Sixth Street Growth Partners II (B), L.P.						USD	N/A	3,982,010	4,781,923	[1,2,3]
Sky Fund V Offshore, LP						USD	N/A	7,017,173	16,861,443	[1,2,3]
Sky Fund VI Offshore, LP						USD	N/A	21,980,109	25,362,614	[1,2,3]
Specialty Loan Institutional Fund 2016-L, L.P.						USD	N/A	2,498,485	4,207,334	[1,2,3]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	7,124,963	3,797,994	[1,2,3]
Symbiotic Capital Life Science Credit Fund, L.P.						USD	N/A	12,077,688	12,058,394	[1,2,3]
Thompson Rivers LLC						USD	N/A	1,178,331	302,456	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Investment Partnerships (Continued)
Thorofare Asset Based Lending Fund V, L.P.						USD	N/A	$30,401,096	$31,138,146	[1,2,3]
Tinicum L.P.						USD	N/A	8,059,951	10,928,943	[1,2,3]
Tinicum Tax Exempt, L.P.						USD	N/A	5,660,029	7,540,416	[1,2,3]
Vista Capital Solutions Fund-A, L.P.						USD	N/A	14,302,235	16,461,942	[1,2,3]
Vista Credit Partners Fund IV-B, L.P.						USD	N/A	2,826,340	2,571,921	[1,2,3]
VPC Credit Origination Fund, L.P.						USD	N/A	1,000,000	1,058,595	[1,2,3]
VPC Legal Finance Fund, L.P.						USD	N/A	113,780,037	138,580,281	[1,2,3]
Waccamaw River LLC						USD	N/A	8,992,879	2,664,231	[1,2,3]
WhiteHawk Evergreen Fund, LP						USD	N/A	100,000,000	104,258,832	[1,2,3]
								3,102,303,592	3,488,157,124
Non-Listed Business Development Companies — 2.5%
Franklin BSP Capital Corp						USD	110,635	1,684,852	1,539,117	[1,2,3]
Redwood Enhanced Income Corp.						USD	1,988,166	28,275,000	23,900,227	[1,2,3]
Silver Point Specialty Lending Fund						USD	8,917,617	127,018,961	130,193,613	[1,2,3]
Stellus Private Credit BDC Feeder LP						USD	N/A	15,176,689	15,525,189	[1,2,3]
								172,155,502	171,158,146
Private Collateralized Fund Obligations — 1.1%
Alp CFO 2024, L.P. Class C		12.88%			10/15/2036	USD	18,000,000	18,000,000	18,623,880	[1,5,6,7]
Archer 2023 Finance, LLC, Class B		16.32%, 4.00% PIK	SOFR	800	12/28/2035	USD	31,965,483	27,389,356	27,768,885	[1,7,8,9,13]
Archer 2023 Finance, LLC, Class B		16.18%, 4.00% PIK	SOFR	800	12/28/2035	USD	4,498,690	4,460,223	4,512,636	[1,7,8,9]
Dawson Rated Fund 6-R2 Class C		13.54%	SOFR	915	12/15/2034	USD	22,993,473	13,799,609	13,783,513	[1,7,8,13]
Dawson Rated Fund 6-R3 Class C		12.87%	US Treasury	900	5/15/2035	USD	22,120,494	10,165,145	10,003,666	[1,7,8,13]
								73,814,333	74,692,580
Private Collateralized Loan Obligations — 1.8%
Carlyle Credit Opportunities Fund III Private Securitization Vehicle Borrower, L.P.		13.53%	SOFR	925	9/15/2038	USD	11,421,378	4,941,196	5,448,304	[1,7,8,13]
Carlyle Credit Opportunities Fund III Private Securitization Vehicle Borrower, L.P.		13.48%	SOFR	925	9/15/2038	USD	255,269	255,269	266,603	[1,7,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Private Collateralized Loan Obligations (Continued)
Guggenheim MM-C CLO					7/25/2035	USD	N/A	$90,202,500	$102,705,507	[1,2,3,6]
Prime Finance CMBS Opportunities Fund 4, L.P.						USD	N/A	15,226,492	16,571,422	[1,2,3]
								110,625,457	124,991,836
Private Equity — 0.1%
Blue Owl Capital Technology Holdings II LLC, Class A1						USD	N/A	233,216	921,139	[1,7]
Blue Owl Capital Technology Holdings II LLC, Class A2						USD	N/A	58,607	260,640	[1,7]
Dawson Partners Evergreen (Aggregator) 1 LP						USD	N/A	100	585,888	[1,7]
Silver Point Specialty Credit Fund Management, LLC						USD	N/A	—	2,718,891	[1,7]
Stellus Private BDC Advisor, LLC						USD	N/A	—	944,718	[1,7]
								291,923	5,431,276
Special Purpose Vehicle for Asset Based Finance — 0.5%
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)						USD	N/A	5,242,498	3,787,019	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)						USD	N/A	20,108,879	20,600,098	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class Colonnade 2024 Series 3)						USD	N/A	10,250,000	10,534,955	[1,2,3]
Magenta Asset Co-Invest L.P.						USD	N/A	2,528,116	2,649,511	[1,2,3]
								38,129,493	37,571,583
Special Purpose Vehicle for Asset Pools — 1.0%
ACM Uprise Direct 2024 LLC (Participation in Membership Int)						USD	N/A	29,973,271	31,679,095	[1,7]
Indago Co-Invest I LP						USD	N/A	20,000,000	20,808,159	[1,2,3]
OWS Affirm Partnership Fund, LTD.						USD	N/A	16,980,000	17,484,121	[1,2,3]
								66,953,271	69,971,375
Special Purpose Vehicle for Common and Preferred Equity — 2.4%
Ares Insurance Partners, LP						USD	N/A	13,346,599	16,648,216	[1,2,3]
Boost Co-Invest LP						USD	N/A	6,760,019	8,972,359	[1,2,3]
Felicitas Diner Offshore, LP						USD	N/A	2,959,895	3,138,446	[1,2,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Special Purpose Vehicle for Common and Preferred Equity (Continued)
HPS KP Mezz 2019 Co-Invest, LP						USD	N/A	$38,073,300	$53,670,003	[1,2,3]
HPS KP SIP V Co-Investment Fund, LP						USD	N/A	14,503,287	21,193,626	[1,2,3]
Miller Holdings LP ( Common Equity Portion) (Dawson)						USD	N/A	5,000,000	6,305,626	[1,2,3]
Miller Holdings LP ( Preferred Equity Portion) (Dawson)						USD	N/A	29,862,531	35,437,079	[1,2,3]
Sprinkler 2024 Co-Investment I (Feeder) SCSp						EUR	N/A	16,233,891	20,173,575	[1,2,3,4]
								126,739,522	165,538,930
Special Purpose Vehicle for Common Equity — 0.8%
KWOL Co-Invest, LP						USD	N/A	2,500,000	3,786,582	[1,2,3]
Magenta Co-Invest L.P.						USD	N/A	5,501,383	6,156,011	[1,2,3]
Marilyn Co-Invest, L.P.						USD	N/A	33,863,577	46,660,864	[1,2,3]
								41,864,960	56,603,457
Special Purpose Vehicle for Preferred Equity — 1.6%
CCOF Alera Aggregator, L.P.						USD	N/A	4,870,008	7,012,277	[1,2,3]
CCOF Sierra II, L.P.						USD	N/A	2,958,506	4,355,324	[1,2,3]
Chilly HP SCF Investor, LP						USD	N/A	3,017,701	3,809,464	[1,2,3]
CL Oliver Co-Invest I, L.P.						USD	N/A	10,093,000	12,411,402	[1,2,3]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	5,953,611	9,527,500	[1,2,3]
KINO Co-Invest Holdings, L.P						USD	1,500	14,550,000	17,480,415	[1,7]
LH Equity Investors, L.P. — Class A						USD	N/A	19,250,000	19,434,589	[1,7]
LuminArx Valence Co-Invest Offshore Fund LP						USD	N/A	9,936,909	10,950,231	[1,2,3]
Minerva Co-Invest, L.P.						USD	N/A	11,417,401	16,463,951	[1,2,3]
NB Capital Solutions Co-Invest (Wolverine) LP						USD	N/A	1,380,844	1,982,344	[1,2,3]
VCSF Co-Invest 1-A, L.P.						USD	N/A	5,072,145	7,228,875	[1,2,3]
								88,500,125	110,656,372
Special Purpose Vehicle for Real Estate Loans — 3.7%
ACRE Credit Portfolio II, LP						USD	N/A	80,937,879	82,214,342	[1,2,3]
BP Holdings Cardinal LLC						USD	N/A	6,815,075	6,788,704	[1,7,12]
BP Holdings Emberglow, LLC						USD	N/A	879,935	892,621	[1,7,12]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Special Purpose Vehicle for Real Estate Loans (Continued)
BP Holdings Maize LLC						USD	N/A	$31,554,857	$32,942,135	[1,7,12]
BP Holdings RHO LLC						USD	N/A	11,886,457	12,216,403	[1,7,12]
BP Holdings Tau, LLC						USD	N/A	6,787,738	7,289,856	[1,7,12]
BP Holdings Zeta LP – Class A						USD	N/A	7,987,120	8,048,659	[1,2,3]
BP Holdings Zeta LP – Class B						USD	N/A	1,410,673	1,639,641	[1,2,3]
BP-HS Lot Option Joint Venture VI, LLC						USD	N/A	3,512,196	3,556,844	[1,7,12]
PG Lending Fund I, LP						USD	N/A	81,314,987	83,935,922	[1,2,3]
Realterm Logistics Credit Fund Co-Investment, LLC						USD	N/A	9,243,373	9,337,944	[1,2,3]
SB DOF Speedway, LLC						USD	N/A	8,010,962	10,302,412	[1,7]
								250,341,252	259,165,483
Special Purpose Vehicle for Senior Secured Loans — 5.8%
17Capital Co-Invest (B) SCSp						EUR	N/A	5,469,877	5,826,071	[1,2,3,4]
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	1,886,239	2,567,988	[1,2,3]
Crestline Nevermore Holdco, L.P.						USD	N/A	5,126,088	4,593,991	[1,2,3,12]
CW Credit Opportunity 2 LP						USD	N/A	26,110,684	29,023,519	[1,2,3]
EVP Credit SPV I LP						USD	N/A	17,022,619	17,414,988	[1,2,3]
Gramercy PG Holdings II, LP						USD	N/A	23,750,000	27,384,451	[1,2,3]
Gramercy PG Holdings LP						USD	N/A	1,243,781	1,269,918	[1,2,3]
Gramercy PG Feeder LP (Common Interests)						USD	N/A	10,477,594	16,472,695	[1,2,3]
Gramercy PG Feeder LP (Preferred Interests)						USD	N/A	5,450,422	6,504,824	[1,2,3]
LAC SPV I LLC						USD	N/A	29,600,000	29,634,060	[1,2,3]
Pine Valley Capital Co-Invest I, LP						USD	N/A	42,198,135	43,704,104	[1,2,3]
SC Life Science Credit Parallel Fund A, L.P.						USD	N/A	139,651,570	138,707,690	[1,2,3]
SC Opportunities Holding, L.P.						USD	N/A	39,675,000	40,616,602	[1,2,3]
Silver Point Select Overflow Fund, L.P.						USD	N/A	38,021,127	35,192,000	[1,2,3]
Symbiotic Capital EB Fund, L.P.						USD	N/A	3,977,217	4,513,428	[1,2,3]
								389,660,353	403,426,329

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Special Purpose Vehicle for Subordinated Debt — 0.4%
CCOF III Nexus Co-Invest Aggregator, L.P.						USD	N/A	$4,901,836	$6,495,129	[1,2,3]
Cheval Blanc Co-Invest, L.P.						USD	N/A	14,649,107	16,082,326	[1,2,3]
Milano Co-Invest, L.P.						USD	N/A	3,998,073	3,923,043	[1,2,3]
								23,549,016	26,500,498

Total Private Investment Vehicles								4,484,928,799	4,993,864,989

Senior Secured Loans — 17.4%
Business Services — 0.2%
iCIMS, Inc.	First Lien Term Loan	10.57%	SOFR	625	8/18/2028	USD	7,000,000	6,928,982	6,968,875	[1,7,8]
P20 Parent, Inc.	First Lien Term Loan	11.50%	SOFR	750	7/12/2028	USD	4,862,500	4,808,200	4,807,309	[1,7,8]
								11,737,182	11,776,184
Consumer Discretionary — 3.7%
1959 Holdings, LLC	First Lien Term Loan	10.78%	SOFR	650	7/5/2030	USD	20,500,000	20,302,094	20,309,202	[1,7,8,12]
Allen Media, LLC	Revolver	11.99%	SOFR	785	9/23/2027	USD	20,000,000	14,995,784	15,071,937	[1,7,8,12,13]
BBQ Holding, LLC	Delayed Draw	0.75%			9/5/2030	USD	3,201,970	(63,589)	(64,039)[1,7,10]
BBQ Holding, LLC	First Lien Term Loan	12.75%	SOFR	850	9/5/2030	USD	46,798,030	45,871,469	45,862,069	[1,7,8]
Cipriani USA, Inc	Delayed Draw	13.00%, 8.00% PIK			9/30/2029	USD	15,432,095	9,236,397	9,511,042	[1,7,9,12,13]
Corbin Law Firm	Delayed Draw	12.07%			8/28/2027	USD	1,496,679	758,003	758,003	[1,7,12,13]
Corbin Law Firm	First Lien Term Loan	17.07%			8/28/2027	USD	8,777,869	8,777,869	8,777,869	[1,7,12,15]
Corbin Law Firm	First Lien Term Loan	12.07%			8/28/2027	USD	2,782,737	2,782,737	2,782,737	[1,7,12]
GDYC Assets LLC	First Lien Term Loan	12.92%	SOFR	875	11/9/2030	USD	10,000,000	9,880,854	9,887,660	[1,7,8]
Harbor Purchaser, Inc.	Second Lien Term Loan	12.66%	SOFR	850	4/7/2030	USD	3,000,000	2,960,709	2,964,445	[1,8,12]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	12.26%	SOFR	810	4/7/2028	USD	4,900,000	4,783,072	4,885,440	[1,7,8]
Jonas Catalog Holdings I LLC	Delayed Draw	11.00%			9/19/2029	USD	30,118,566	13,189,127	13,189,127	[1,7,13]
Keller Postman, LLC	First Lien Term Loan	16.24% PIK	SOFR	1200	9/15/2028	USD	14,159,263	14,038,051	14,159,263	[1,7,8,9]
Mashantucket (Western) Pequot Tribe	First Lien Term Loan	12.23%	SOFR	806	6/30/2028	USD	20,000,000	19,518,327	19,468,000	[1,7,8]
MMXXV SP SPV, LLC	First Lien Term Loan	11.23%	SOFR	710	11/11/2026	USD	12,292,184	12,047,933	11,984,879	[1,7,8,12]
NKD Group GmbH	First Lien Term Loan	9.50%	EURIBOR	800	3/23/2026	EUR	1,288,462	1,341,173	1,512,634	[1,4,7,8]
Penney Holdings, LLC	First Lien Term Loan	10.88%	SOFR	675	9/19/2030	USD	30,000,000	29,701,474	29,700,000	[1,7,8]
RPO1 LLC	First Lien Term Loan	13.42%, 1.00% PIK	SOFR	925	7/10/2030	USD	28,235,294	28,030,076	27,788,128	[1,7,8,9]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
RPO1 LLC	First Lien Term Loan	24.00% PIK			7/10/2026	USD	7,058,824	$7,017,123	$7,058,823	[1,7,9]
Stonegate Pub Company Bidco Holdings	Second Lien Term Loan	13.84%	SONIA	937	10/31/2029	GBP	10,000,000	12,297,146	13,582,571	[1,4,7,8]
								257,465,829	259,189,790
Consumer Staples — 0.9%
Baxters North America Holdings, Inc.	First Lien Term Loan	11.07%	SOFR	688	5/31/2028	USD	5,979,284	5,888,933	5,874,923	[1,7,8]
Blazing Star Parent	First Lien Term Loan	11.20%	SOFR	700	8/28/2030	USD	29,000,000	28,284,770	28,275,000	[1,7,8]
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	11.52%	SOFR	725	4/11/2032	USD	8,220,000	7,981,810	8,016,733	[1,7,8]
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	9.36%	EURIBOR	725	4/11/2032	EUR	7,500,000	8,252,328	8,587,153	[1,4,7,8]
GOJO Industries Holdings, Inc.	First Lien Term Loan	12.91%	SOFR	875	10/26/2028	USD	11,986,827	11,743,015	12,154,643	[1,7,8]
								62,150,856	62,908,452
Energy — 0.8%
Alliance Energy Services, LLC	First Lien Term Loan	12.06%	SOFR	775	4/11/2028	USD	41,300,000	40,389,714	40,267,500	[1,7,8]
Knight Energy Services LLC	First Lien Term Loan	11.49%	SOFR	750	6/1/2028	USD	1,317,568	1,293,664	1,304,392	[1,7,8]
Wellbore Integrity Solutions LLC	First Lien Term Loan	12.33%	SOFR	800	12/31/2025	USD	11,746,423	11,628,959	11,863,887	[1,7,8,12]
								53,312,337	53,435,779
Financials — 4.1%
Callodine Commercial Finance, LLC	First Lien Term Loan	10.50%	SOFR	650	6/3/2027	USD	131,014,400	131,014,400	131,014,400	[1,7,8]
Clearco SPV V US LP	First Lien Term Loan	15.16%	SOFR	1100	4/3/2027	USD	15,000,000	14,871,127	15,000,000	[1,7,8]
CVC Structured Solutions 2 LLC	Delayed Draw	12.75%	SOFR	875	9/3/2040	USD	40,000,000	1,899,107	1,898,653	[1,7,8,13]
Foundation Risk Partners, Corp.	Delayed Draw	8.75%	SOFR	475	10/29/2030	USD	1,249,091	1,208,704	1,261,582	[1,7,8]
Foundation Risk Partners, Corp.	First Lien Term Loan	8.75%	SOFR	475	10/29/2030	USD	2,672,727	2,606,093	2,699,455	[1,7,8]
Fundamental Partners IV LP	First Lien Term Loan	9.00%	SOFR	500	8/4/2030	USD	50,000,000	49,573,038	49,562,500	[1,7,8]
Fundamental Partners IV LP	Delayed Draw	9.07%	SOFR	500	8/4/2030	USD	100,000,000	24,150,780	24,125,000	[1,7,8,13]
Kensington Private Equity Fund	Delayed Draw	16.50%, 13.50% PIK			3/30/2026	USD	5,930,000	5,854,111	5,930,000	[1,7,8,9,12]
Kensington Private Equity Fund	Second Lien Term Loan	16.50%, 13.50% PIK			3/30/2026	USD	3,200,000	3,190,361	3,200,000	[1,7,8,9,12]
Kohlberg Kinetic Borrower, LP	Delayed Draw	12.59%	SOFR	850	12/26/2027	USD	15,056,996	14,816,942	14,884,054	[1,7,8]
LP-PWP Credit Card ABS, LLC	Revolver	1.00%			6/1/2028	USD	2,054,902	—	—	[1,7,10]
LP-PWP Credit Card ABS, LLC	First Lien Term Loan	11.90%	SOFR	774	6/1/2028	USD	13,699,359	14,185,087	13,699,359	[1,7,8]
Pennybacker Real Estate Credit II Pacific, LLC	Promissory Note	11.59%			5/10/2031	USD	1,024,531	1,024,531	1,024,531	[1,7]
Rapyd Netherlands B.V.	First Lien Term Loan	14.86%	SOFR	1100	8/31/2030	USD	15,000,000	14,859,608	14,935,804	[1,7,8]
RCP Fund II CEI 1 Borrower LLC	Delayed Draw	1.00%			9/28/2029	USD	25,000,000	—	—	[1,7,10]
Wealth Enhancement Group, LLC	First Lien Term Loan	15.00% PIK			5/26/2033	USD	5,711,661	5,494,120	5,716,230	[1,7,9]
								284,748,009	284,951,568
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Health Care — 2.2%
Alcami Corporation	Delayed Draw	11.24%	SOFR	700	12/21/2028	USD	273,833	$265,095	$276,407	[1,7,8]
Alcami Corporation	Revolver	0.50%			12/21/2028	USD	508,806	—	—	[1,7,10]
Alcami Corporation	First Lien Term Loan	11.35%	SOFR	700	12/21/2028	USD	3,720,646	3,638,342	3,755,620	[1,7,8]
Artivion, Inc.	Delayed Draw	1.00%			1/18/2030	USD	3,448,276	(74,286)	(51,724)[1,7,10]
Artivion, Inc.	First Lien Term Loan	10.83%	SOFR	650	1/18/2030	USD	6,551,724	6,423,009	6,453,448	[1,7,8]
Bausch Receivables Funding LP	Revolver	10.93%	SOFR	665	1/28/2028	USD	8,000,000	3,855,205	4,000,000	[1,7,8,12,13]
Confluent Health, LLC	First Lien Term Loan	11.66%	SOFR	750	11/30/2028	USD	2,792,718	2,663,064	2,732,737	[1,7,8]
Envision Healthcare	First Lien Term Loan	10.78%	SOFR	650	6/25/2030	USD	27,966,102	27,697,584	27,686,441	[1,7,8]
Exactcare Parent, Inc.	Revolver	0.50%			11/3/2029	USD	442,623	(8,373)	(695)[1,7,10]
Exactcare Parent, Inc.	First Lien Term Loan	9.75%	SOFR	550	11/3/2029	USD	4,006,660	3,914,012	4,000,366	[1,7,8]
Helium Acquirer Corporation	Delayed Draw	9.25%	SOFR	525	1/5/2029	USD	1,727,289	1,681,079	1,707,842	[1,7,8]
Helium Acquirer Corporation	Revolver	0.50%			1/5/2029	USD	293,190	—	(3,301)[1,7,10]
Helium Acquirer Corporation	First Lien Term Loan	9.25%	SOFR	525	1/5/2029	USD	2,141,044	2,094,861	2,116,938	[1,7,8]
Honor Technology, Inc.	First Lien Term Loan	9.49% 2.5% PIK	SOFR	500	5/30/2029	USD	15,321,202	15,242,504	15,167,990	[1,7,8,9,12]
Memorial MRI & Diagnostic MSO, LLC	Revolver	10.25%	SOFR	625	12/18/2028	USD	2,004,216	1,742,138	1,746,435	[1,7,8,13]
Memorial MRI & Diagnostic MSO, LLC	First Lien Term Loan	10.25%	SOFR	625	12/18/2028	USD	9,862,750	9,678,682	9,701,613	[1,7,8]
MoonLake Immunotherapeutics AG	Delayed Draw	8.70%	PRIME	145	4/1/2030	USD	45,000,000	11,039,473	10,978,153	[1,7,8,12,13]
Nader Upside 2 Sarl	First Lien Term Loan	12.25% PIK	EURIBOR	1025	3/13/2028	EUR	5,208,796	5,563,415	6,030,659	[1,4,7,8,9]
Nephron Pharmaceuticals Corporation	First Lien Term Loan	13.33%	SOFR	920	12/30/2027	USD	18,000,000	17,792,638	17,910,000	[1,7,8,12]
Orthodontic Partners, LLC	Delayed Draw	10.39%	SOFR	625	10/12/2027	USD	3,368,525	3,316,329	3,319,386	[1,7,8]
Orthodontic Partners, LLC	First Lien Term Loan	10.39%	SOFR	625	10/12/2027	USD	2,287,662	2,264,500	2,254,291	[1,7,8]
Orthodontic Partners, LLC	Delayed Draw	1.00%			10/12/2027	USD	753,279	(10,045)	(10,989)[1,7,10]
Prolacta Bioscience, Inc.	First Lien Term Loan	9.44%	SOFR	543	12/21/2029	USD	6,143,293	6,074,017	6,083,865	[1,7,8,12]
Prolacta Bioscience, Inc.	First Lien Term Loan	13.01%	SOFR	900	12/21/2029	USD	1,981,707	1,958,781	1,962,537	[1,7,8,12]
Steward Health Care System Bridge Loan	First Lien Term Loan	16.18%	SOFR	1075	12/31/2027	USD	333,313	330,525	333,313	[1,7,8,12]
TerSera Therapeutics, LLC	Revolver	0.50%			4/4/2029	USD	227,926	(5,709)	—	[1,7,10]
TerSera Therapeutics, LLC	First Lien Term Loan	9.75%	SOFR	575	4/4/2029	USD	2,723,563	2,669,165	2,723,563	[1,7,8]
United Digestive MSO Parent, LLC	Delayed Draw	10.04%	SOFR	575	3/30/2029	USD	594,775	35,317	42,223	[1,7,8,13]
United Digestive MSO Parent, LLC	Revolver	0.50%			3/30/2029	USD	275,188	—	(1,224)[1,7,8,10]
United Digestive MSO Parent, LLC	First Lien Term Loan	9.75%	SOFR	575	3/30/2029	USD	2,209,150	2,159,324	2,199,327	[1,7,8]
Vardiman Black Holdings, LLC	First Lien Term Loan	11.23% PIK	SOFR	700	3/18/2027	USD	3,991,407	3,956,679	3,684,121	[1,7,8,9]
Vardiman Black Holdings, LLC	Delayed Draw	11.23%, 6.23% PIK	SOFR	500	3/18/2027	USD	468,759	448,638	416,110	[1,7,8,9,13]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Health Care (Continued)
Webster Equity Partners	Delayed Draw	14.83%, 7.35% PIK	SOFR	1085	5/7/2034	USD	14,343,058	$10,787,268	$10,580,383	[1,7,8,9,13]
Xeris Pharmaceuticals, Inc.	Delayed Draw	10.95%	SOFR	695	3/5/2029	USD	1,666,667	1,576,561	1,649,250	[1,7,8,12]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	10.95%	SOFR	695	3/5/2029	USD	3,333,333	3,314,678	3,298,501	[1,7,8,12]
								152,084,470	152,743,586
Industrials — 2.2%
Apex Service Partners, LLC	First Lien Term Loan	14.25% PIK	PRIME		10/24/2028	USD	2,362,126	2,311,990	2,308,372	[1,7,9]
Apex Service Partners, LLC	Delayed Draw	14.25% PIK	PRIME		10/24/2029	USD	1,148,489	1,124,111	1,122,353	[1,7,9]
California Municipal Finance Authority	Delayed Draw	12.25%	PRIME		12/2/2034	USD	10,000,000	9,819,972	9,845,000	[1,7]
Chambertin Capital Limited	First Lien Term Loan	11.14%	SONIA	675	6/20/2030	GBP	7,406,310	10,018,004	9,960,073	[1,4,7,8]
Cobham Holdings, Inc.	Revolver	0.50%			1/9/2028	USD	468,750	(10,745)	(2,344)[1,7,10]
Cobham Holdings, Inc.	First Lien Term Loan	9.19%	SOFR	500	1/9/2030	USD	4,429,297	4,337,049	4,407,150	[1,7,8]
DMT Solutions Global Corporation	First Lien Term Loan	12.42%	SOFR	800	8/30/2027	USD	7,030,588	6,915,119	6,981,566	[1,7,8]
FB FLL Aviation LLC	First Lien Term Loan	11.28%	SOFR	700	7/19/2028	USD	12,600,000	12,361,472	12,600,000	[1,7,8]
Fenix Topco, LLC	First Lien Term Loan	10.76%	SOFR	650	3/28/2029	USD	2,713,076	2,643,318	2,597,858	[1,7,8]
Fenix Topco, LLC	Delayed Draw	10.76%	SOFR	650	3/28/2029	USD	1,225,240	137,106	110,671	[1,7,8,13]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	11.26%	ARR CSA	700	3/31/2030	USD	5,675,461	5,569,788	5,675,461	[1,7,8]
NACSB Acquisition Holdings, Inc.	Delayed Draw	1.00%			1/29/2031	USD	5,478,451	(68,059)	(68,481)[1,7,10]
NACSB Acquisition Holdings, Inc.	First Lien Term Loan	16.25%	SOFR	1225	1/29/2031	USD	24,521,549	24,222,044	24,215,029	[1,7,8]
Panda Acquisition LLC	First Lien Term Loan	12.47%	SOFR	850	10/18/2028	USD	4,012,798	3,515,086	3,692,590	[1,7,8]
Pelican Power LLC	First Lien Term Loan	9.70%	SOFR	550	8/29/2030	USD	25,000,000	24,506,827	24,500,000	[1,7,8]
Penn TRGRP Holdings	Revolver	0.50%			9/29/2030	USD	769,167	(14,276)	(5,769)[1,7,10]
Penn TRGRP Holdings	First Lien Term Loan	11.25% 6.00% PIK	SOFR	725	9/29/2030	USD	5,312,920	5,233,321	5,273,073	[1,7,8,9]
Penn TRGRP Holdings	Delayed Draw	11.25%	SOFR	725	9/29/2030	USD	245,423	245,423	243,582	[1,7,8]
Starlight Inventory I, LLC	First Lien Term Loan	13.79%	SOFR	1000	3/28/2026	USD	15,000,000	15,030,395	11,650,369	[1,7,8,12]
SureWerx Purchaser III, Inc.	First Lien Term Loan	9.55%	SOFR	525	12/28/2029	USD	2,448,047	2,401,526	2,448,047	[1,7,8]
SureWerx Purchaser III, Inc.	Revolver	9.25%	SOFR	525	12/28/2028	USD	250,000	68,250	68,239	[1,7,8,13]
SureWerx Purchaser III, Inc.	Delayed Draw	1.00%			12/28/2029	USD	250,000	—	—	[1,7,10]
TecoStar Holdings, Inc.	First Lien Term Loan	11.93%	SOFR	800	7/7/2029	USD	6,120,838	6,018,171	5,973,073	[1,7,8]
The Arcticom Group, LLC	Delayed Draw	12.16%, 4.50% PIK	SOFR	800	12/22/2027	USD	4,518,847	4,372,497	4,437,193	[1,7,8,9,13]
The Arcticom Group, LLC	First Lien Term Loan	12.16%, 4.50% PIK	SOFR	800	12/22/2027	USD	1,656,071	1,634,919	1,640,051	[1,7,8,9]
West Side Holdco LLC	First Lien Term Loan	13.13%	SOFR	900	8/2/2027	USD	12,974,442	12,886,165	13,493,420	[1,7,8,12]
								155,279,473	153,166,576

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Materials — 0.1%
SintecMedia NYC, Inc.	Revolver	11.03%	SOFR	700	6/21/2029	USD	423,729	$260,122	$255,419	[1,7,8,13]
SintecMedia NYC, Inc.	First Lien Term Loan	11.00%	SOFR	700	6/21/2029	USD	4,444,703	4,350,693	4,286,632	[1,7,8]
Sunland Asphalt & Construction, LLC	Delayed Draw	11.26%	SOFR	700	6/16/2028	USD	736,621	712,906	751,354	[1,7,8]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	10.76%	SOFR	700	6/16/2028	USD	1,761,932	1,729,389	1,797,170	[1,7,8]
								7,053,110	7,090,575
Real Estate — 0.4%
Associations, Inc.	Delayed Draw	10.74%	SOFR	650	7/2/2028	USD	17,641,129	1,596,517	1,587,702	[1,7,8,13]
Associations, Inc.	First Lien Term Loan	10.74%	SOFR	650	7/2/2028	USD	15,877,016	15,725,105	15,718,246	[1,7,8]
Associations, Inc.	Delayed Draw	1.00%			7/2/2028	USD	1,481,855	—	(14,819)[1,7,10]
GIEAG Projekt 320 GMBH	Delayed Draw	14.00% PIK			9/29/2027	EUR	25,698,000	11,434,135	11,458,314	[1,4,7,9,13]
								28,755,757	28,749,443
Technology — 2.2%
Afiniti, Inc.	First Lien Term Loan	11.50%, 3.50% PIK	SOFR	750	12/3/2037	USD	1,125,231	1,124,332	1,114,598	[1,7,8,9,12]
Afiniti, Inc.	Second Lien Term Loan	16.00% PIK			12/3/2031	USD	1,528,775	1,528,255	1,407,255	[1,7,9,12]
ASG II, LLC	Delayed Draw	10.71%	SOFR	625	5/25/2028	USD	391,304	385,088	391,304	[1,7,8]
ASG II, LLC	First Lien Term Loan	10.71%	SOFR	625	5/25/2028	USD	2,608,696	2,581,017	2,608,696	[1,7,8]
Azurite Intermediate Holdings, Inc.	Revolver	0.50%			3/19/2031	USD	103,333	(1,217)	(1,033)[1,7,10]
Azurite Intermediate Holdings, Inc.	First Lien Term Loan	10.16%	SOFR	600	3/19/2031	USD	284,167	280,580	281,325	[1,7,8]
Azurite Intermediate Holdings, Inc.	Delayed Draw	10.16%	SOFR	600	3/19/2031	USD	645,833	637,590	639,375	[1,7,8]
Bluefin Holding, LLC	Revolver	0.50%			9/12/2029	USD	673,077	(15,284)	(1,683)[1,7,10]
Bluefin Holding, LLC	First Lien Term Loan	10.31%	SOFR	650	9/12/2029	USD	7,980,769	7,840,973	7,960,818	[1,7,8]
Bluesight, Inc.	Revolver	0.50%			7/17/2029	USD	400,000	(10,588)	(7,271)	[1,7,10]
Bluesight, Inc.	First Lien Term Loan	9.50%	SOFR	550	7/17/2029	USD	4,600,000	4,501,118	4,516,388	[1,7,8]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/28/2029	USD	385,633	(4,089)	—	[1,7,10]
Coupa Holdings, LLC	Revolver	0.50%			2/28/2029	USD	295,276	(6,077)	—	[1,7,10]
Coupa Holdings, LLC	First Lien Term Loan	9.56%	SOFR	550	2/28/2029	USD	4,275,900	4,187,108	4,275,900	[1,7,8]
Crewline Buyer, Inc.	Revolver	0.50%			11/8/2030	USD	870,417	(15,993)	(8,225)[1,7,10]
Crewline Buyer, Inc.	First Lien Term Loan	10.91%	SOFR	675	11/8/2030	USD	8,641,713	8,467,242	8,560,055	[1,7,8]
Crusoe Energy Systems LLC	First Lien Term Loan	15.00%			7/25/2029	USD	4,713,262	4,713,262	4,713,262	[1,7,8]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	1.00%			2/10/2031	USD	12,500,000	(248,061)	(250,000)[1,7,10]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	9.78%	SOFR	560	2/10/2031	USD	16,250,001	3,456,251	3,425,001	[1,7,8,13]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	7.71%	EURIBOR	560	2/10/2031	EUR	4,253,279	4,500,554	4,893,418	[1,4,7,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Technology (Continued)
Einstein Parent, Inc.	Revolver	0.50%			1/22/2031	USD	937,500	$(16,632)	$(18,447)[1,7,10]
Einstein Parent, Inc.	First Lien Term Loan	10.83%	SOFR	650	1/22/2031	USD	9,062,500	8,896,144	8,884,178	[1,7,8]
Evergreen Services Group II, LLC	First Lien Term Loan	13.75% PIK	PRIME		4/5/2031	USD	11,342,615	11,218,926	11,262,962	[1,7,9]
Evergreen Services Group II, LLC	Delayed Draw	13.75% PIK	PRIME		4/5/2031	USD	6,228,505	6,162,649	6,184,766	[1,7,9]
Finastra USA, Inc.	First Lien Term Loan	11.29%	SOFR	725	9/13/2029	USD	2,490,000	2,453,230	2,514,900	[1,7,8]
Infinite Bidco LLC	First Lien Term Loan	10.45%	SOFR	625	3/2/2028	USD	4,875,000	4,793,211	4,840,641	[1,7,8]
Ion Finance Holdings Limited	Delayed Draw	9.50%	EURIBOR	750	9/30/2031	EUR	757,161	791,337	888,895	[1,4,7,8]
Ion Finance Holdings Limited	First Lien Term Loan	9.50%	EURIBOR	750	9/30/2031	EUR	7,042,839	7,360,731	8,268,184	[1,4,7,8]
Mercury Bidco LLC	First Lien Term Loan	9.75%	SOFR	575	5/31/2030	USD	4,511,824	4,452,153	4,492,109	[1,7,8]
Mercury Bidco LLC	Revolver	0.50%			5/31/2029	USD	408,163	(8,878)	(2,816)[1,7,10]
MGT Merger Target, LLC	Delayed Draw	9.16%	SOFR	500	4/10/2029	USD	221,908	219,689	220,856	[1,7,8]
MGT Merger Target, LLC	Revolver	9.57%	SOFR	550	4/10/2028	USD	496,552	246,897	245,922	[1,7,8,13]
MGT Merger Target, LLC	First Lien Term Loan	9.17%	SOFR	525	4/10/2029	USD	3,915,494	3,826,421	3,896,930	[1,7,8]
PracticeTek Purchaser LLC	Delayed Draw	9.91%	SOFR	575	8/30/2029	USD	1,934,381	65,502	50,801	[1,7,8,13]
PracticeTek Purchaser LLC	First Lien Term Loan	9.91%	SOFR	575	8/30/2029	USD	6,241,242	6,128,136	6,120,786	[1,7,8,12]
PracticeTek Purchaser LLC	First Lien Term Loan	14.00% PIK	PRIME		8/30/2030	USD	2,137,191	2,099,006	2,161,982	[1,7,9,12]
Trintech, Inc.	Revolver	9.66%	SOFR	550	7/25/2029	USD	595,752	154,379	161,412	[1,7,8,13]
Trintech, Inc.	First Lien Term Loan	9.66%	SOFR	550	7/25/2029	USD	7,608,415	7,445,990	7,495,999	[1,7,8]
User Zoom Technologies, Inc	First Lien Term Loan	11.80%	SOFR	750	4/5/2029	USD	5,000,000	4,900,651	5,000,000	[1,7,8]
VDC Powerup PTE LTD	First Lien Term Loan	9.91%	SOFR	575	5/20/2028	USD	33,333,333	32,803,692	32,666,667	[1,7,8]
Xactly Corporation	First Lien Term Loan	10.55%	SOFR	625	2/3/2031	USD	6,000,000	5,901,267	5,970,000	[1,7,8]
								153,796,562	155,825,910
Utilities — 0.6%
Silfab Inc.	Delayed Draw	10.79%	SOFR	650	11/18/2028	USD	32,000,000	31,191,461	31,200,000	[1,7,8]
Silfab Inc.	Delayed Draw	10.89%	SOFR	650	11/18/2028	USD	8,000,000	7,839,463	7,800,000	[1,7,8]
SL Energy Power Plant I, LLC	First Lien Term Loan	11.00%	SOFR	700	9/25/2027	USD	25,000,000	2,938,886	2,936,873	[1,7,8,13]
								41,969,810	41,936,873

Total Senior Secured Loans								1,208,353,395	1,211,774,736

Preferred Stocks — 0.9%
Communications — 0.2%
CCI Topco, Inc. — Series B		12.00% PIK				USD	50	4,900,500	4,900,500	[1,7,9]
Stonepeak Xenith Holdings PTE. Limited — A2						USD	942,396,386	9,423,964	9,423,964	[1,7]
								14,324,464	14,324,464
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Preferred Stocks (Continued)
Energy — 0.0%
Service Compression Holdings, LLC — Junior Preferred						USD	40,919	$135,094	$139,550	[1,7]

Financials — 0.2%
GTCR Everest Topco, Inc. — Series A		13.25% PIK				USD	15,000	14,625,000	15,000,000	[1,7,9]
Health Care — 0.2%
Healthcare Litigation Trust Interests — Class A-1		10.00% PIK				USD	N/A	3,010,699	3,010,699	[1,7,9,12]
Healthcare Litigation Trust Interests — Class A-2 Bridge		10.00% PIK				USD	N/A	1,140,461	1,150,486	[1,7,9,12]
Healthcare Litigation Trust Interests — Class A-2 DIP		10.00% PIK				USD	N/A	3,643,020	3,643,020	[1,7,9,12]
FINThrive Software Preferred Intermediate Holdings, Inc.		11.00% PIK				USD	3,260	3,162,200	3,067,660	[1,7,9]
Jayhawk Intermediate, LLC		13.00% PIK				USD	2,500	2,425,000	2,500,000	[1,7,9,14]
SDB Holdco, LLC		6.00% PIK				USD	1,765,938	515,371	—	[1,7,9]
								13,896,751	13,371,865
Industrials — 0.1%
FSG Acquisition, LLC		12.25% PIK				USD	3,750,000	3,656,250	3,750,000	[1,7,9]
Pollen, Inc. — Series H-1		8.36% PIK				USD	108,305	3,359,435	4,213,064	[1,7,9]
Pollen, Inc. — Series H-2		7.53% PIK				USD	64,983	1,856,901	2,106,749	[1,7,9]
								8,872,586	10,069,813
Technology — 0.2%
GS Holder, Inc. — 2022-1		16.32% PIK				USD	5,000	4,850,000	5,000,000	[1,7,9]
Mandolin Technology Holdings, Inc. — Series A		10.50% PIK				USD	3,500	3,395,000	3,498,862	[1,7,9]
RSK Holdings, Inc. — Series B		15.71% PIK				USD	3,000	2,940,000	3,000,000	[1,7,9]
RSK Holdings, Inc. — Series C		13.75% PIK				USD	1,071	1,050,000	1,071,428	[1,7,9]
								12,235,000	12,570,290

Total Preferred Stocks								64,088,895	65,475,982

Collateralized Loan Obligations — 1.1%
ABPCI Direct Lending Fund CLO XII Ltd.		12.54%	SOFR	825	7/29/2037	USD	16,080,000	16,080,000	16,075,631	[1,5,6,7,8]
ABPCI Direct Lending Fund CLO XV, Ltd.		12.91%	SOFR	860	10/30/2035	USD	5,000,000	4,900,000	5,005,568	[1,5,6,7,8]
ABPCI Direct Lending Fund CLO XV, Ltd.		10.71%	SOFR	640	10/30/2035	USD	8,100,000	8,100,000	8,118,483	[1,5,6,7,8]
ABPCI Private Funding I LLC		11.70%	SOFR	750	7/16/2036	USD	8,750,000	8,750,000	8,743,827	[1,5,6,7,8]
Barings Middle Market CLO 2023-II Ltd.		11.31%	SOFR	700	7/20/2034	USD	16,700,000	16,700,000	16,699,450	[1,5,6,7,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Collateralized Loan Obligations (Continued)
Barings Middle Market CLO Ltd. 2017-I		13.25%	SOFR	892	1/20/2034	USD	2,000,000	$1,960,000	$2,003,391	[1,5,6,7,8]
Barings Middle Market CLO Ltd. 2017-I		26.00%			1/20/2034	USD	2,905,983	2,526,306	1,595,803	*,1,5,6,7,11
Deerpath Capital CLO 2020-1 Ltd.		10.71%	SOFR	639	4/17/2034	USD	3,250,000	3,185,000	3,249,776	[1,5,6,7,8]
Golub Capital Partners CLO Ltd.		10.23%	SOFR	600	11/9/2036	USD	13,950,000	13,950,000	13,992,451	[1,5,6,7,8]
Total Collateralized Loan Obligations								76,151,306	75,484,380
Common Stocks — 0.1%
Communications — 0.0%
Stonepeak Xenith Holdings PTE. Limited — A2						USD	1,929	1,929	1,929	[1,7]

Financials — 0.0%
Barings BDC, Inc.						USD	126,753	1,291,135	1,110,356	[1]

Health Care — 0.1%
Emerald Holdco US L.P. — Class A-3						USD	3,958,334	3,992,816	5,779,168	[1,7]
SDB Holdco, LLC — Class A						USD	3,639,628	—	—	[1,7]
								3,992,816	5,779,168

Total Common Stocks								5,285,880	6,891,453

Asset-Backed Securities — 0.1%
Nectar 2 SPC S.R.L. Class J2		10.00%			12/31/2032	EUR	4,764,936	5,320,978	5,593,961	[1,4,7]
Total Asset-Backed Securities								5,320,978	5,593,961

Subordinated Debt — 0.1%
Financials — 0.0%
OTR Midco, LLC		12.00%			5/13/2026	USD	2,000,000	2,000,000	2,000,000	[1,7]
Materials — 0.1%
Comar Holding Company, LLC		12.50% PIK			9/17/2026	USD	2,071,354	2,071,354	2,071,354	[1,7,9]
Total Subordinated Debt								4,071,354	4,071,354

Warrants — 0.0%
Energy — 0.0%
Service Compression Holdings, LLC
Exercise Price: $1.35
Expiration Date: 1/17/2031						USD	78,495**	—	54,947	[1,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Warrants (Continued)
Financials — 0.0%
CTF Clear Finance Technology Corp.
Exercise Price: $0.01
Expiration Date: 10/3/2035						USD	25,228,521**	$—	$—	[1,7]
Rapyd Financial Network (2016) Ltd.
Exercise Price: $0.01
Expiration Date: 3/12/2035						USD	39,518**	—	—	[1,7]
								—	—
Health Care — 0.0%
Honor Technology, Inc.
Exercise Price: $3.16
Expiration Date: 5/28/2034						USD	296,546**	—	—	[1,7]
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029						USD	43,860**	—	278,442	[1,7]
								—	278,442
Total Warrants								—	333,389

Short-Term Investments — 6.2%
State Street Institutional U.S. Government Money Market Fund		4.09%				USD	432,907,376	432,907,376	432,907,376	[1,16]
Total Short-Term Investments								432,907,376	432,907,376
Total Investments — 97.9%								6,281,107,983	6,796,397,620
Other Assets Less Liabilities — 2.1%									144,644,349
Net Assets — 100.0%									$6,941,041,969

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)

ARR CSA – Alternate Reference Rate Credit Spread Adjustment

BDC – Business Development Company

CAD – Canadian Dollars

CORRA – Canadian Overnight Repo Rate Average

EUR – Euro

EURIBOR – Euro Interbank Offered Rate

GBP – Pound Sterling

LLC – Limited Liability Company

LP – Limited Partnership

PRIME – Prime Lending Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

US – United States

USD – United States Dollar

*      Subordinated note position. Rate shown is the effective yield as of period end.

**    Shares represent underlying security.

1    As of September 30, 2025 all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $6,796,397,620 as of September 30, 2025. See Note 2, subsection Borrowing, Use of Leverage of the Notes to Consolidated Financial Statements for additional information.

2    Investment valued using net asset value per share as practical expedient. See Note 13 for respective investment strategies, unfunded commitments, and redemptive restrictions.

3    These securities are restricted, the total value of these securities is $4,765,443,152, which represents 68.7% of total net assets of the Fund.

4    Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.

5    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $94,108,260, which represents 1.4% of total net assets of the Fund.

6    Callable.

7    Value was determined using significant unobservable inputs.

8    Floating rate security. Rate shown is the rate effective as of period end.

9    Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

10    Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.

11    Variable rate security. Rate shown is the rate in effect as of period end.

12    All or a portion of the security was made through a participation. Please see Note 2 for a description of loan participations.

13    A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.

14    Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.

15    Step rate security.

16    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$5,469,877
ACRE Credit Portfolio II, LP	7/21/2025	80,937,879
AG Asset Based Credit Evergreen Fund, LP	7/7/2025	45,000,000
AG Asset Based Credit Fund L.P.	9/13/2023	99,000,000
AG Essential Housing Fund II Holdings (DE), L.P.	3/23/2022	2,615,172
Ares Commercial Finance LP	7/25/2023	53,841,899
Ares Insurance Partners, LP	12/31/2024	13,346,599
Ares Pathfinder Fund II (Offshore), LP	8/31/2023	7,488,626
Ares Priority Loan Co-Invest LP	1/25/2023	29,868,321
Ares Special Opportunities Fund II (Offshore), LP	11/7/2022	26,523,591
Ares Special Opportunities Fund (Offshore), LP	12/29/2023	4,632,487
Banner Ridge DSCO Fund I, LP	6/30/2023	11,372,510
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	19,457,711
Banner Ridge Secondary Fund IV (Offshore), LP	6/30/2021	1,151,802
Banner Ridge Secondary Fund V (Offshore), LP	5/31/2023	92,851,664
Barings Capital Solutions Perpetual Fund (CA), LP	12/12/2024	41,422,764
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.	3/2/2022	30,106,291
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	1,886,239
Blue Owl First Lien Fund (Offshore), L.P.	7/1/2022	2,713,084
Blue Owl Real Estate Fund VI, LP	1/31/2023	13,033,670
Boost Co-Invest LP	1/25/2024	6,760,019
BPC Opportunities Offshore Feeder Fund V LLC	4/17/2025	15,428,379
BPC Real Estate Debt Fund, LP	6/7/2023	53,406,272
BP Holdings Zeta LP — Class A	11/29/2023	7,987,120
BP Holdings Zeta LP — Class B	11/29/2023	1,410,673
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)	9/1/2023	5,242,498
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)	12/12/2023	20,108,879
BSOF Parallel Onshore Fund L.P. (Class Colonnade 2024 Series 3)	3/22/2024	10,250,000
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 3)	5/9/2024	106,662,882
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 6)	4/14/2025	150,000,000
BSP Pioneer Investors Feeder, L.P.	9/29/2025	46,023,247
Burford Advantage Feeder Fund A, LP	1/28/2022	2,045,609
Callodine Perpetual ABL Fund, LP	10/3/2022	97,717,483
Carlyle Credit Opportunities Fund II (Parallel), SCSp	12/14/2021	8,575,133
Carlyle Credit Opportunities Fund III (Parallel), SCSp	12/10/2024	8,176,739
CCOF Alera Aggregator, L.P.	4/25/2023	4,870,008
CCOF III Nexus Co-Invest Aggregator, L.P.	3/22/2024	4,901,836
CCOF Sierra II, L.P.	7/29/2022	2,958,506
Cheval Blanc Co-Invest, L.P.	2/25/2025	14,649,107
Chilly HP SCF Investor, LP	2/9/2022	3,017,701
CL Oliver Co-Invest I, L.P.	6/28/2023	10,093,000
Comvest Special Opportunities Fund, L.P.	2/3/2022	14,174,597
Contingency Capital EG Fund (US) LP	8/29/2024	58,956,254
Contingency Capital Fund I-A, LP	11/28/2022	61,823,528
Corrum Capital Entertainment Lending II-B, LP	8/29/2025	55,497,000
Crestline Nevermore Holdco, L.P.	12/7/2023	5,126,088

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Security	First Acquisition Date	Cost
Crestline PF Sentry Fund (US), LP	8/14/2023	$16,917,763
CW Credit Opportunity 2 LP	6/27/2024	26,110,684
D.E. Shaw Diopter International Fund, L.P.	10/20/2022	37,646,493
D.E. Shaw Diopter International Fund II, L.P.	5/1/2025	864,612
Dawson Evergreen 1 LP	5/28/2024	300,000,000
Dawson Portfolio Finance (Lux) SICAV	9/16/2025	150,000,000
EVP Credit SPV I LP	7/17/2025	17,022,619
EVP II LP	11/30/2023	26,371,709
Felicitas Diner Offshore, LP	12/28/2022	2,959,895
Felicitas Secondary Fund II Offshore, LP	9/10/2021	10,616,857
Felicitas Secondary Fund III Offshore, LP	1/31/2025	30,922,819
Felicitas Tactical Opportunities Fund, LP	10/26/2022	20,903,616
Franklin BSP Capital Corp	11/30/2021	1,684,852
GCF III Feeder LP	9/2/2025	2,192,785
Gramercy PG Holdings LP	9/5/2025	1,243,781
Gramercy PG Holdings II, LP	8/20/2024	23,750,000
Gramercy PG Feeder LP (Common Interests)	3/22/2024	10,477,594
Gramercy PG Feeder LP (Preferred Interests)	3/22/2024	5,450,422
Guggenheim MM-C CLO	7/26/2023	90,202,500
Harvest Partners Structured Capital Fund III, L.P.	9/22/2021	15,429,303
Hayfin Healthcare Opportunities Fund (US Parallel), LP	6/29/2022	52,025,040
Hercules Private Global Venture Growth Fund I, L.P.	8/6/2021	182,992,177
HPS Asset Value Platform, L.P.	2/7/2025	42,568,801
HPS KP Mezz 2019 Co-Invest, LP	4/1/2024	38,073,300
HPS KP SIP V Co-Investment Fund, LP	4/1/2024	14,503,287
HPS Mint Co-Invest Fund, L.P.	5/25/2022	5,953,611
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	21,010,810
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	35,657,561
HPS Specialty Loan Fund V-L, L.P.	7/30/2021	13,451,193
ICG LP Secondaries Fund I (Feeder) SCSp	12/29/2023	13,558,281
Indago Asset-Based Opportunities I LP	6/13/2025	7,831,146
Indago Co-Invest I LP	1/30/2025	20,000,000
InSolve Global Credit Feeder Fund VI, L.P.	2/18/2025	52,091,473
Jaffa Capital Fund, LP	7/1/2025	10,000,000
King Street Opportunistic Credit Evergreen Fund, L.P.	1/31/2023	100,000,000
KWOL Co-Invest, LP	11/30/2023	2,500,000
LAC SPV I LLC	9/29/2025	29,600,000
LuminArx Opportunistic Alternative Solutions Offshore Fund LP	1/31/2025	19,585,548
LuminArx Valence Co-Invest Offshore Fund LP	12/11/2024	9,936,909
Madison Realty Capital Debit Fund, IV LP	9/29/2023	14,173,657
Magenta Asset Co-Invest L.P.	4/30/2024	2,528,116
Magenta Co-Invest L.P.	3/5/2024	5,501,383
Marilyn Co-Invest, L.P.	1/14/2022	33,863,577
Milano Co-Invest, L.P.	4/1/2024	3,998,073
Miller Holdings LP ( Common Equity Portion) (Dawson)	3/12/2025	5,000,000
Miller Holdings LP ( Preferred Equity Portion) (Dawson)	3/12/2025	29,862,531
Minerva Co-Invest, L.P.	2/11/2022	11,417,401
NB Capital Solutions Co-Invest (Wolverine) LP	11/15/2023	1,380,844
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Security	First Acquisition Date	Cost
NB Credit Opportunities II Cayman Feeder, LP	8/31/2022	$21,303,208
North Wall Asset Backed Opportunities Feeder Fund I LP	12/19/2024	82,735,942
NWEOF Feeder Fund II LP	6/21/2024	27,870,400
NWEOF Feeder Fund III SCSp	6/10/2025	1,409,259
OrbiMed RCO IV Offshore Feeder, LP	12/30/2022	24,233,383
OWS Affirm Partnership Fund, LTD.	6/25/2025	16,980,000
Pathlight Capital Evergreen Fund, LP	12/30/2022	46,264,746
Pathlight Capital Fund II, LP	6/30/2021	13,925,766
Peachtree Credit Fund IV Q, L.P.	11/18/2024	49,875,600
Pennybacker Real Estate Credit II Pacific, LLC	5/6/2022	2,467,491
Pennybacker Real Estate Credit II, LP	5/6/2022	18,777,394
Peppertree Capital Fund VI QP, LP	9/30/2025	27,673,729
Peppertree Capital Fund VII QP, LP	9/30/2025	16,912,387
PG Lending Fund I, LP	11/26/2024	81,314,987
Pine Valley Capital Partners Evergreen Fund, LP	11/13/2024	31,462,700
Pine Valley Capital Co-Invest I, LP	3/6/2025	18,768,135
Pine Valley Capital Co-Invest I, LP (September Vintage)	9/29/2025	23,430,000
Prime Finance & Investment Ltd.	8/28/2025	15,226,492
PSC Credit IV (A) SCSp	4/16/2025	32,500,000
Raven Asset-Based Credit Fund II LP	9/21/2021	19,987,753
Realterm Logistics Credit Fund Co-Investment, LLC	9/2/2025	9,243,373
Redwood Enhanced Income Corp.	6/30/2022	28,275,000
SC Life Science Credit Parallel Fund A, L.P.	8/9/2024	139,651,570
SC Opportunities Holding, L.P.	7/16/2025	39,675,000
Shamrock Capital Debt Opportunities Fund I, LP	7/28/2021	7,644,149
Silver Point Select Overflow Fund, L.P.	11/13/2024	38,021,127
Silver Point Specialty Lending Fund	5/12/2025	127,018,961
Sixth Street Growth Partners II (B), L.P.	8/1/2022	3,982,010
Sky Fund V Offshore, LP	11/30/2022	7,017,173
Sky Fund VI Offshore, LP	4/15/2024	21,980,109
Specialty Loan Institutional Fund 2016-L, L.P.	1/22/2024	2,498,485
Sprinkler 2024 Co-Investment I (Feeder) SCSp	3/10/2025	16,233,891
Stellus Private Credit BDC Feeder LP	1/31/2022	15,176,689
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	7,124,963
Symbiotic Capital EB Fund, L.P.	3/7/2024	3,977,217
Symbiotic Capital Life Science Credit Fund, L.P.	8/9/2024	12,077,688
Thompson Rivers LLC	6/30/2021	1,178,331
Thorofare Asset Based Lending Fund V, L.P.	7/29/2022	30,401,096
Tinicum L.P.	3/31/2023	8,059,951
Tinicum Tax Exempt, L.P.	3/31/2023	5,660,029
VCSF Co-Invest 1-A, L.P.	8/2/2023	5,072,145
Vista Capital Solutions Fund-A, L.P.	3/24/2023	14,302,235
Vista Credit Partners Fund IV-B, L.P.	12/4/2024	2,826,340
VPC Credit Origination Fund, L.P.	4/19/2023	1,000,000
VPC Legal Finance Fund, L.P.	9/29/2022	113,780,037
Waccamaw River LLC	8/4/2021	8,992,879
WhiteHawk Evergreen Fund, LP	1/31/2024	100,000,000
		$4,272,405,587

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Summary of Investments As of September 30, 2025 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Private Investment Vehicles
Investment Partnerships	50.3%
Special Purpose Vehicle for Senior Secured Loans	5.8%
Special Purpose Vehicle for Real Estate Loans	3.7%
Non-Listed Business Development Companies	2.5%
Special Purpose Vehicle for Common and Preferred Equity	2.4%
Private Collateralized Loan Obligations	1.8%
Special Purpose Vehicle for Preferred Equity	1.6%
Private Collateralized Fund Obligations	1.1%
Special Purpose Vehicle for Asset Pools	1.0%
Special Purpose Vehicle for Common Equity	0.8%
Special Purpose Vehicle for Asset Based Finance	0.5%
Special Purpose Vehicle for Subordinated Debt	0.4%
Private Equity	0.1%
Total Private Investment Vehicles	72.0%
Senior Secured Loans
Financials	4.1%
Consumer Discretionary	3.7%
Health Care	2.2%
Industrials	2.2%
Technology	2.2%
Consumer Staples	0.9%
Energy	0.8%
Utilities	0.6%
Real Estate	0.4%
Business Services	0.2%
Materials	0.1%
Total Senior Secured Loans	17.4%
Collateralized Loan Obligations	1.1%
Preferred Stocks
Communications	0.2%
Financials	0.2%
Technology	0.2%
Health Care	0.2%
Industrials	0.1%
Energy	0.0%
Total Preferred Stocks	0.9%
Common Stocks
Health Care	0.1%
Communications	0.0%
Financials	0.0%
Total Common Stocks	0.1%
Asset-Backed Securities	0.1%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Summary of Investments As of September 30, 2025 (Unaudited) (Continued)
Security Type/Sector	Percent of Total Net Assets
Subordinated Debt
Materials	0.1%
Financials	0.0%
Total Subordinated Debt	0.1%
Warrants
Energy	0.0%
Financials	0.0%
Health Care	0.0%
Total Warrants	0.0%
Short-Term Investments	6.2%
Total Investments	97.9%
Other Assets Less Liabilities — 2.1%	2.10%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Forward Foreign Currency Exchange Contracts As of September 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	Counterparty	Currency Sold	Settlement Date	Currency Amount Purchased	Value at Opening Date of Contract	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
CAD	State Street	USD	October 01, 2025	54	$39	$39	$—
CAD	State Street	USD	October 31, 2025	54	39	39	—
EUR	State Street	USD	October 31, 2025	11,680	13,653	13,738	85
EUR	State Street	USD	November 28, 2025	3,306,503	3,865,661	3,895,499	29,838
GBP	State Street	USD	October 31, 2025	438,091	589,725	589,218	(507)
GBP	State Street	USD	November 28, 2025	228,880	310,498	307,868	(2,630)
GBP	State Street	USD	December 31, 2025	61,826	82,409	83,127	718
					4,862,024	4,889,528	27,504
Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
CAD	State Street	USD	October 01, 2025	(54)	$(39)	$(39)	$—
CAD	State Street	USD	October 31, 2025	(54)	(39)	(39)	—
EUR	State Street	USD	October 31, 2025	(59,251,744)	(69,382,894)	(69,689,556)	(306,662)
EUR	State Street	USD	November 28, 2025	(62,993,110)	(73,790,031)	(74,214,242)	(424,211)
EUR	State Street	USD	December 31, 2025	(66,293,403)	(77,654,712)	(78,212,727)	(558,015)
GBP	State Street	USD	October 31, 2025	(6,573,035)	(8,834,236)	(8,840,521)	(6,285)
GBP	State Street	USD	November 28, 2025	(6,320,421)	(8,520,773)	(8,501,670)	19,103
GBP	State Street	USD	December 31, 2025	(6,196,769)	(8,258,583)	(8,331,753)	(73,170)
					(246,441,307)	(247,790,547)	(1,349,240)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(241,579,283)	$(242,901,019)	$(1,321,736)

CAD – Canadian Dollars

EUR – Euro

GBP – British Pound

USD – U.S. Dollar

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Statement of Assets and Liabilities As of September 30, 2025 (Unaudited)
Assets:
Investments, at value (cost $6,281,107,983)[a]	$6,796,397,620
Unrealized appreciation on forward foreign currency exchange contracts	49,744
Cash	39,580,549
Receivables:
Investment securities sold	273,371,962
Fund shares sold	13,393,867
Dividends and interest	75,029,372
Prepaid expenses	2,910,089
Prepaid commitment fees on secured revolving credit facility	9,691,393
Total assets	7,210,424,596

Liabilities:
Foreign currency due to custodian, at value (proceeds $58,931)	58,368
Unrealized depreciation on forward foreign currency exchange contracts	1,371,480
Payables:
Secured revolving credit facility (Note 2)	250,000,000
Investment securities purchased	3,500,168
Interest on secured revolving credit facility	5,419,620
Deferred tax liability	4,481,480
Current tax liability	723,776
Investment Management fees	1,247,595
Fund accounting and administration fees	716,455
Transfer Agency fees and expenses	340,058
Audit fees	256,195
Custody fees	170,367
Chief Compliance Officer fees	6,380
Other accrued expenses	1,090,685
Total liabilities	269,382,627

Net Assets	$6,941,041,969

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$6,605,287,066
Total distributable earnings	335,754,903
Net Assets	$6,941,041,969

Maximum Offering Price per Share:
Class D Shares:
Net assets applicable to shares outstanding	$10,160
Shares of beneficial interest issued and outstanding	915
Net asset value, offering and redemption price per share	$11.10
Maximum sales charge (2.00% of offering price)*	0.23
Maximum offering price to public	$11.33

Class I Shares:
Net assets applicable to shares outstanding	$6,941,031,809
Shares of beneficial interest issued and outstanding	625,004,069
Net asset value, offering, and redemption price per share	$11.11

a        Includes unrealized appreciation (depreciation) on unfunded commitments of $357,471.

*        Investors in Class D Shares may be charged a sales charge of up to 2.00% of the subscription amount.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Statement of Operations For the Six Months Ended September 30, 2025 (Unaudited)
Investment Income:
Distributions from private investment vehicles	$175,435,160
Interest	82,921,902
PIK Interest	6,397,529
Dividends	2,454,535
Total investment income	267,209,126

Expenses:
Investment management fees	28,733,438
Interest on secured revolving credit facility	17,270,778
Equalization interest on private investment vehicles (Note 2)	8,963,771
Transfer agent fees and expenses	3,704,586
Fund accounting and administration fees	1,501,100
Commitment fees on secured revolving credit facility	1,072,617
Legal fees	866,139
Miscellaneous expenses	862,717
Registration fees	462,000
Audit fees	236,281
Custody fees	173,773
Shareholder reporting fees	159,552
Trustees’ fees and expenses	72,150
Chief Compliance Officer fees	38,567
Insurance fees	21,085
Net expenses	64,138,554
Net investment income	203,070,572
Current tax expense	(594,371)
Net investment income (loss), net of taxes	202,476,201

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	22,264,838
Forward foreign currency exchange contracts	(16,693,872)
Foreign currency transactions	511,695
Net realized gain	6,082,661
Net change in unrealized appreciation/depreciation on:
Investments	70,715,302
Forward foreign currency exchange contracts	2,776,797
Foreign currency translations	43,787
Deferred tax benefit	(2,330,932)
Net change in unrealized appreciation/depreciation, net of deferred taxes	71,204,954
Net realized and unrealized gain	77,287,615

Net Increase in Net Assets from Operations	$279,763,816

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Net Increase in Net Assets from:
Operations:
Net investment income	$202,476,201	$254,945,043
Net realized gain (loss) on investments, forward foreign currency exchange contracts and foreign currency transactions	6,082,661	21,232,537
Net change in unrealized appreciation/depreciation on investments and forward foreign currency exchange contracts	71,204,954	241,460,907
Net increase in net assets resulting from operations	279,763,816	517,638,487

Distributions to shareholders:
From distributable earnings:
Class I	(311,228,129)	(309,552,515)
From return of capital:
Class I	—	(18,676,061)
Total	(311,228,129)	(328,228,576)

Capital Transactions:
Proceeds from shares sold:
Class D	10,000	—
Class I	2,030,711,471	2,584,267,648
Reinvestment of distributions:
Class I	5,662,719	381,745
Cost of shares repurchased:
Class I	(421,824,751)	(342,021,228)
Net increase in net assets from capital transactions	1,614,559,439	2,242,628,165

Net increase in net assets	1,583,095,126	2,432,038,076

Net Assets:
Beginning of year	5,357,946,843	2,925,908,767
End of year	$6,941,041,969	$5,357,946,843

Capital Share Transactions:
Shares sold:
Class D	915	—
Class I	184,825,842	235,270,654
Shares issued in reinvestment of distributions:
Class I	521,878	25,980
Shares redeemed:
Class I	(38,008,195)	(31,014,894)
Net increase in capital shares outstanding	147,340,440	204,281,740

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2025 (Unaudited)
Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$279,763,816
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments, net of unfunded commitments	(2,798,809,263)
Sales of investments	1,358,101,952
Net accretion on investments	(1,870,149)
Net realized gain on investments	(22,264,838)
Net realized gain on paydowns	(1,592,870)
Net change in unrealized (appreciation)/depreciation	(73,492,099)
Return of capital distributions received	274,090,849
Original issue discount and amendment fees	1,288,483
PIK interest	(6,397,529)
Change in deferred tax liability, net	2,330,932
Change in current tax payable, net	524,425
Change in short-term investments, net	(164,473,016)
(Increase)/Decrease in assets:
Investment securities sold	(155,798,674)
Dividends and interest	425,557
Prepaid expenses	(2,431,257)
Prepaid commitment fees on secured revolving credit facility	(420,943)
Increase/(Decrease) in liabilities:
Foreign currency due to custodian	58,368
Investment securities purchased	(21,925,693)
Investment Management fees	153,248
Interest payable on secured revolving credit facility	1,612,689
Audit fees	(153,805)
Legal fees	(133,977)
Fund accounting and administration fees	225,990
Trustees’ fees and expenses	(56,250)
Custody fees	115,452
Transfer Agency fees and expenses	(38,723)
Chief Compliance Officer fees	183
Other accrued expenses	251,108
Net cash used in operating activities	(1,330,916,034)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2025 (Unaudited) (Continued)
Cash flows provided by (used in) financing activities:
Proceeds from shares sold, net of receivable for Fund shares sold	2,024,536,730
Cost of shares repurchased	(421,824,751)
Distributions paid to shareholders, net of reinvestments	(305,565,410)
Proceeds from secured revolving credit facility	325,000,000
Payments on secured revolving credit facility	(325,000,000)
Net cash provided by financing activities	1,297,146,569

Net decrease in cash	(33,769,465)

Cash
Cash, beginning of period	73,350,014
Cash, end of period	$39,580,549

Non cash financing activities not included herein consist of $5,662,719 of reinvested dividends and $6,397,529 of PIK interest.

Cash paid for interest on credit facility during the period was $15,658,089.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Financial Highlights Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period July 1, 2021* through March 31, 2022
Net asset value, beginning of period	$11.22	$10.70	$10.85	$10.89	$10.00
Income from Investment Operations:
Net investment income[1]	0.37	0.70	0.63	0.58	0.33
Net realized and unrealized gain (loss) on investments[2]	0.13	0.74	0.67	0.38	0.88
Total income from investment operations	0.50	1.44	1.30	0.96	1.21

Less Distributions to shareholders:
From net investment income	(0.61)	(0.87)	(0.61)	(0.73)	(0.28)
From return of capital	—	(0.05)	(0.84)	(0.27)	(0.04)
Total Distributions to shareholders	(0.61)	(0.92)	(1.45)	(1.00)	(0.32)

Net asset value, end of period	$11.11	$11.22	$10.70	$10.85	$10.89

Total return	5.35%[3]	13.98%	12.74%	9.36%	12.30%[3,6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,941,032	$5,357,947	$2,925,909	$1,478,012	$478,646

Ratio of expenses to average net assets:
Before fees waived and deferred tax expense	1.25%[4]	1.27%	1.30%	1.28%	1.54%[4]
After fees waived	1.25%[4]	1.27%	1.30%	1.07%	0.50%[4]
Ratio of expenses to average net assets (including interest expense)[5]:
Before fees waived	2.12%[4]	2.11%	2.20%	1.93%	1.68%[4]
After fees waived	2.12%[4]	2.11%	2.20%	1.72%	0.64%[4]
Ratio of net investment income to average net assets (including interest expense)[5]:
Before fees waived	6.71%[4]	6.39%	5.84%	5.22%	3.20%[4]
After fees waived	6.71%[4]	6.39%	5.84%	5.43%	4.24%[4]

Portfolio turnover rate	24%[3]	29%	13%	9%	11%[3]

*     Commencement of operations.

1    Based on average daily shares outstanding for the period.

2    Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

3    Not annualized.

4    Annualized.

5    These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Consolidated Schedule of Investments.

6    Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Financial Highlights Class I (Continued)
Supplemental Expense Ratios:	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period July 1, 2021* through March 31, 2022
Ratio of expenses to average net assets:
Deferred tax expense	0.08%	0.00%	0.04%	0.15%	—%
With fees waived, after taxes	1.33%	1.27%	1.34%	1.22%	0.50%

Senior Securities
Total Amount Outstanding
Secured Revolving Credit Facility	$250,000,000	$250,000,000	$200,000,000	$15,000,000	$14,546,760
Asset Coverage Per $1,000 of Borrowings
Secured Revolving Credit Facility	28,764	22,432	15,630	99,534	33,904

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Financial Highlights Class D

Per share operating performance.
For a capital share outstanding throughout the period.

For the Period August 4, 2025* through September 30, 2025 (Unaudited)
Net asset value, beginning of period	$10.93
Income from Investment Operations:
Net investment income[1]	0.37
Net realized and unrealized gain (loss) on investments[2]	(0.20)
Total income from investment operations	0.17

Net asset value, end of period	$11.10

Total return	1.56%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10

Ratio of expenses to average net assets:
Before fees waived and deferred tax expense	3.93%[4]
After fees waived	3.93%[4]
Ratio of expenses to average net assets (including interest expense)[5]:
Before fees waived	6.68%[4]
After fees waived	6.68%[4]
Ratio of net investment income to average net assets (including interest expense)[5]:
Before fees waived	21.17%[4]
After fees waived	21.17%[4]

Portfolio turnover rate	24%[3]

*     Commencement of operations.

1    Based on average daily shares outstanding for the period.

2    Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

3    Not annualized.

4    Annualized.

5    These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Consolidated Schedule of Investments.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Financial Highlights Class D (Continued)
Supplemental Expense Ratios:	For the Period August 4, 2025* through September 30, 2025 (Unaudited)
Ratio of expenses to average net assets:
Deferred tax expense	0.24%
With fees waived, after taxes	4.17%

Senior Securities
Total Amount Outstanding
Secured Revolving Credit Facility	$250,000,000
Asset Coverage Per $1,000 of Borrowings
Secured Revolving Credit Facility	28,764

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited)

1. Organization

The Cliffwater Enhanced Lending Fund (the “Fund”) is a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and was organized as a Delaware statutory trust on January 22, 2021. The Fund is a “fund of funds” that operates and is organized as an interval fund. Cliffwater LLC serves as the investment adviser (the “Investment Manager” or “Cliffwater”) of the Fund. The Investment Manager is an investment adviser registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund commenced operations on July 1, 2021. Simultaneously with the commencement of the Fund’s operations, the Cliffwater Enhanced Lending Fund L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The tax-free reorganization was accomplished at the close of business on June 30, 2021. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund offers two separate share classes (“Shares”): Class D Shares and Class I Shares.

The Fund’s primary investment objective is to seek high current income and modest capital appreciation, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in lending to businesses, broadly defined as providing capital or assets to businesses or individuals in exchange for regular payments, the level of which is commensurate with the probability of loss for each investment or strategy, or through the provision of capital to businesses or individuals by acquiring assets from those businesses or individuals that produce regular cash flows as an alternative to a traditional loan, such as receivables factoring or a sale leaseback of real estate or equipment. Investments by the Fund may take the form of secured or unsecured bonds and loans with a fixed or floating coupon, a structured capital instrument with preference to common equity holders and a stated contractual interest payment or rate of return, assets with fixed lease payments, or other income producing assets. Investments may be made directly or indirectly through a range of investment vehicles that the Investment Manager believes offer high current income across corporate, real asset and alternative credit opportunities. The Investment Manager will employ a dynamic process that allocates the Fund’s assets between Investment Funds and direct investments. Investment Funds may include secondary strategies that primarily acquire credit funds and, to a lesser extent, fund interests or direct investments in equity or other security types.

The Fund is deemed to be an individual reporting segment. The objective and strategy of the Fund are used by the Investment Manager to make investment decisions, and the results of the operations, as shown on the Consolidated Statement of Operations and the Consolidated Financial Highlights for the Fund are the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Consolidated Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Investment Manager is deemed to be the chief operating decision maker with respect to the Fund’s investment decisions.

Consolidation of Subsidiaries

Each subsidiary was formed as a limited liability company and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights include the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries that hold assets is as follows as of September 30, 2025.

Subsidiary	Date of Inception	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
CELF SPV LLC (“CLCE SPV”)	July 1, 2021	$4,254,771,756	61.30%
CELF SPV Holdings (PP) LLC (“CLCE HOLD”)	July 1, 2021	3,838,721	0.06%
CELF SPV HOLDINGS 2 LLC (“CLCE HLD2”)	June 24, 2022	5,228,827	0.08%
CELF HOLDINGS (D1) LLC (“CLCE HLD1”)	March 31, 2023	23,844,242	0.34%
CELF HOLDINGS (D2) LLC (“CLCE LF2”)	June 30, 2023	24,494,467	0.35%
CELF SPV HOLDINGS 1 LLC (“CLCE SPV1”)	February 9, 2024	138,438	0.00%
CELF HOLDINGS (D3) LLC (“CLCE HLD3”)	April 12, 2024	—	0.00%

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

1. Organization (continued)

Subsidiary	Date of Inception	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
CELF HOLDINGS (D4) LLC (“CLCE HLD4”)	May 31, 2024	$1,253,660	0.02%
MOHAWK RIVER FUNDING LLC (“CLCE MHWK”)	September 16, 2024	3,595,458	0.05%
CELF HOLDINGS (D7) LLC (“CLCE LF7”)	October 9, 2024	180,272,199	2.60%
CELF HOLDINGS (D6) LLC (“CLCE LF6”)	November 19, 2024	63,704,101	0.92%
CELF HOLDINGS (D9) LLC (“CLCE LF9”)	February 14, 2025	18,098,747	0.26%
CELF HOLDINGS (D13) LLC (“CLCE LF13”)	February 19, 2025	54,521	0.00%
BOAC OALTX POINT PURCHASER LLC (“CLCE BOPP”)	April 29, 2025	—	0.00%
CELF HOLDINGS (D8) LLC (“CLCE LF8”)	May 1, 2025	395,694	0.01%
CELF HOLDINGS (D11) LLC (“CLCE LF11”)	May 13, 2025	375,514	0.01%
CELF HOLDINGS (D10) LLC (“CLCE LF10”)	June 24, 2025	18,967,195	0.27%
CELF HOLDINGS (D20) LLC (“CLCE LF20”)	August 26, 2025	892,621	0.01%
CELF HOLDINGS (D12) LLC (“CLCE LF12”)	September 2, 2025	28,581,891	0.41%
CELF HOLDINGS (D19) LLC (“CLCE LF19”)	September 3, 2025	1,177,379	0.02%
CELF HOLDINGS (D14) LLC (“CLCE LF14”)	September 30, 2025	20,852,847	0.30%

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for daily net asset value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion of discount and loan origination fees using the effective interest method over the respective term of the loan. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts. Equalization interest on private investment vehicles is interest payments made to existing shareholders of closed-end vehicles when investing in a later close and are recorded to investment income when received and expense as incurred when paid.

Interest income from investments in the “equity” class of collateralized loan obligation (“CLO”) funds will be recorded based upon an estimate of an effective yield to expected maturity utilizing assumed cash flows in accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Realized gains and losses on investment transactions are determined using the cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the Consolidated Statement of Operations. Some or all of the interest payments of a loan or preferred equity may be structured in the form of payment-in-kind (“PIK”), which accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of Trustees of the Fund and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of September 30, 2025.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes as an income tax expense on the Consolidated Statement of Operations. For the six months ended September 30, 2025, the Fund did not have interest or penalties associated with underpayment of income taxes.

CLCE SPV, CLCE LF2, CLCE HLD4, CLCE MHWK, CLCE LF7, CLCE LF6, CLCE LF9, CLCE LF13, CLCE BOPP, CLCE LF8, CLCE LF11, CLCE LF10, CLCE LF20 and CLCE LF12 are disregarded entities for income tax purposes. CLCE HOLD, CLCE HLD2, CLCE HLD1, CLCE SPV1, CLCE HLD3, CLCE LF19, and CLCE LF14 are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on their taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s fiscal year, March 31. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. State Street Bank and Trust Company serves as the Fund’s custodian. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations.

Cash and Investments, at value on the Consolidated Statement of Assets and Liabilities can include deposits in money market funds, which are classified as Level 1 assets. As of September 30, 2025, the Fund held cash of $39,580,549 and $432,907,376 in a short-term money market fund.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the fluctuations of foreign exchange rates. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign exchange contracts. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions. As of September 30, 2025, the Fund had 7 outstanding forward currency contracts purchased long and 8 outstanding forward currency contracts sold short, with total notional value of 4,047,088 and (207,628,590), respectively.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches are entitled to receive regular installments of principal and interest, while other tranches are entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches are only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Consolidated Statement of Operations. As of September 30, 2025, the Fund received $17,720 in commitment fees. As of September 30, 2025, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $348,100,022, $348,360,147, and $357,471, respectively.

Portfolio Company	Investment Type	Principal Amount
Alcami Corporation	Revolver	$508,806
Allen Media, LLC	Revolver	4,478,064
Archer 2023 Finance, LLC, Class B	Private Collateralized Fund Obligations	4,295,691
Artivion, Inc.	Delayed Draw	3,448,276
Associations, Inc.	Delayed Draw	15,877,016
Associations, Inc.	Delayed Draw	1,481,855
Azurite Intermediate Holdings, Inc.	Revolver	103,333
Bausch Receivables Funding LP	Revolver	4,000,000
BBQ Holding, LLC	Delayed Draw	3,201,970
Bluefin Holding, LLC	Revolver	673,077
Bluesight, Inc.	Revolver	400,000
Carlyle Credit Opportunities Fund III Private Securitization Vehicle Borrower, L.P.	Private Collateralized Loan Obligations	6,480,182
Cipriani USA, Inc	Delayed Draw	5,921,053

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Portfolio Company	Investment Type	Principal Amount
Cobham Holdings, Inc.	Revolver	$468,750
Corbin Law Firm	Delayed Draw	738,676
Coupa Holdings, LLC	Delayed Draw	385,633
Coupa Holdings, LLC	Revolver	295,276
Crewline Buyer, Inc.	Revolver	870,417
CVC Structured Solutions 2 LLC	Delayed Draw	37,801,347
Dawson Rated Fund 6-R2 Class C	Private Collateralized Fund Obligations	9,193,864
Dawson Rated Fund 6-R3 Class C	Private Collateralized Fund Obligations	11,955,348
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	12,500,000
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	12,500,000
Einstein Parent, Inc.	Revolver	937,500
Exactcare Parent, Inc.	Revolver	442,623
Fenix Topco, LLC	Delayed Draw	1,062,537
Fundamental Partners IV LP	Delayed Draw	75,000,000
GIEAG Projekt 320 GMBH	Delayed Draw	17,988,000
Helium Acquirer Corporation	Revolver	293,190
Jonas Catalog Holdings I LLC	Delayed Draw	16,929,439
LP-PWP Credit Card ABS, LLC	Revolver	2,054,902
Memorial MRI & Diagnostic MSO, LLC	Revolver	225,037
Mercury Bidco LLC	Revolver	408,163
MGT Merger Target, LLC	Revolver	248,276
MoonLake Immunotherapeutics AG	Delayed Draw	33,750,000
NACSB Acquisition Holdings, Inc.	Delayed Draw	5,478,451
Orthodontic Partners, LLC	Delayed Draw	753,279
Penn TRGRP Holdings	Revolver	769,167
PracticeTek Purchaser LLC	Delayed Draw	1,846,246
RCP Fund II CEI 1 Borrower LLC	Delayed Draw	25,000,000
SintecMedia NYC, Inc.	Revolver	152,542
SL Energy Power Plant I, LLC	First Lien Term Loan	21,813,127
SureWerx Purchaser III, Inc.	Delayed Draw	250,000
SureWerx Purchaser III, Inc.	Revolver	181,750
TerSera Therapeutics, LLC	Revolver	227,926
The Arcticom Group, LLC	Delayed Draw	37,941
Trintech, Inc.	Revolver	425,537
United Digestive MSO Parent, LLC	Delayed Draw	549,907
United Digestive MSO Parent, LLC	Revolver	275,188
Vardiman Black Holdings, LLC	Delayed Draw	16,561
Webster Equity Partners	Delayed Draw	3,404,099
		$348,100,022

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Valuation of Investments

The Board of Trustees of the Fund (the “Board” or “Trustees”) has designated the Investment Manager as its valuation designee (“Valuation Designee”) pursuant to Rule 2a-5 under the Investment Company Act to perform fair value determinations for investments that do not have readily available market quotations. Under the valuation policy and procedures for the Fund (the “Valuation Procedures”) adopted by the Fund, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on a day the Fund will calculate its net asset value as of the close of business on each day that the New York Stock Exchange is open for business and at such other times as the Board shall determine (each a “Determination Date” or at approximately 4:00 pm U.S. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the Determination Date, the mean between the closing bid and asked prices and if no asked price is available, at the bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price (which is the last trade price at or before 4:00 p.m. U.S. Eastern Time adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price) will be used.

Fixed income securities (including corporate bonds and senior secured loans) with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer supplied mean quotations or mean quotations from a recognized pricing service. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Matrix pricing determines a security’s value by taking into account such factors as security prices, yields, maturities, call features, ratings and developments relating to comparable securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, which approximates fair market value.

CLOs are not traded on a national securities exchange and instead are valued utilizing a market approach. The market approach is a method of determining the valuation of a security based on the selling price of similar securities. The types of factors that may be taken into account in pricing CLOs include: the yield of similar CLOs where pricing is available in the market; the riskiness of the underlying pool of loans; features of the CLO, including weighted average life test, liability pricing, management fees, covenant cushions, weighted average spread of underlying loans and net asset value. Certain CLOs may be structured as private investment companies and/or funds in which case the net asset value may be used as a practical expedient to estimate the fair value of such interests.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value as reported by such companies, with the exception of exchange-traded open-end registered investment companies which are priced in accordance with the second paragraph within this Valuation of Investments section.

The Fund may invest in interests or shares in private investment companies and/or funds (“Private Investment Funds”) where the net asset value is calculated and reported by respective unaffiliated investment managers on a monthly or quarterly basis. Unless the Valuation Designee is aware of information that a value reported to the Fund by a portfolio, underlying manager, or administrator does not accurately reflect the value of the Fund’s interest in that Private Investment Fund, the Valuation Designee will use the net asset value provided by the Private Investment Funds as a practical expedient to estimate the fair value of such interests.

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.

Borrowing, Use of Leverage

On July 19, 2024, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Barings Finance LLC as joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, as amended effective August 25, 2025, provides for borrowings on a committed basis in an aggregate principal amount up to $1,475,000,000. Under the Facility, the Fund has received a term loan in the amount of $250,000,000 (“Term Loan”) and may borrow up to an additional $1,225,000,000 on a revolving basis (the “Revolving Loan”). The Facility may be increased from time to time in an aggregate of up to $3,000,000,000 on an uncommitted basis. The Revolving Loan and the Term Loan mature on August 23, 2030.

In connection with the Facility, the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders may declare the outstanding advances and all other obligations under the Facility immediately due and payable. For the six months ended September 30, 2025, the average balance outstanding, maximum amount borrowed, and weighted average interest rate under the Term Loan were $190,983,607, $250,000,000, and 7.46%, respectively. The interest rate at period end on the Term Loan was 7.23%. For the six months ended September 30, 2025, the average balance outstanding, maximum amount borrowed, and weighted average interest rate under the Revolving Loan were $167,349,727, $425,000,000, and 7.47% respectively. The interest expense during the six months ended September 30, 2025 was $17,270,778. Commitment fees incurred are prepaid and amortized over the term of the loan. For the six months ended September 30, 2025, commitment fees were $1,072,617.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount. The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

New Accounting Pronouncement

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15,

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement.

There were no secured borrowings outstanding as of September 30, 2025.

3. Principal Risks

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Although the Investment Manager follows a general policy of seeking to spread the Fund’s capital among multiple Investment Funds, the Investment Manager may depart from such policy from time to time and one or more Investment Funds may be allocated a relatively large percentage of the Fund’s assets. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Investment Funds

The Fund will incur higher and duplicative expenses, including advisory fees, when it invests in shares of mutual funds (including money market funds), business development companies (“BDCs”), closed-end funds, exchange-traded funds (“ETFs”) and other pooled investment vehicles (“Investment Funds”). The Fund’s ability to achieve its investment objective depends largely on the performance of the Investment Funds selected. Each Investment Fund has its own investment risks, and those risks can affect the value of the Investment Funds’ securities and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any Investment Fund will be achieved. An Investment Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Investment Fund at a time that is unfavorable to the Fund. In addition, one Investment Fund may buy the same securities that another Investment Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. There is also the risk that the ETFs in which the Fund invests that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transaction costs and other expenses of the ETFs. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV. The shares of listed closed-end funds may also frequently trade at a discount to their net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase. The Fund may also be unable to liquidate its investment in Private Investment Funds when desired.

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and permissible under the Investment Company Act. Under one provision of the Investment Company Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and ETFs, and in BDCs in excess of the statutory limits imposed by the Investment Company Act in reliance on Rule 12d1-4 under the Investment Company

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

3. Principal Risks (continued)

Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s ability to invest in other investment companies, private funds and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC. The Fund has followed the requirements of Rule 12d1-4 with respect to its fund of funds arrangements.

Private Investment Funds

The Fund may invest in Private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Investment Funds’ investments as such Private Investment Funds’ managers. Investments in Private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Private Investment Fund due to poor performance or other reasons. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Derivative Instruments

The Fund may use options, swaps, futures contracts, forward agreements, reverse repurchase agreements and other similar transactions. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Investment Manager to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Economic Downturn or Recession and Other Market Disruptions

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

3. Principal Risks (continued)

The Fund may also be adversely affected by uncertainties and events around the world, such as public health emergencies, terrorism, political developments, and changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested.

Additionally, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

The current presidential administration has called for and is seeking to quickly enact significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. Significant uncertainty exists with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows.

SOFR Risk

SOFR is a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the NYFR Federal Reserve Bank of New York (“NYFR”). If data from a given source required by the NYFR to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). As a result of benchmark reforms, publication of all LIBOR settings ceased as of June 30, 2023 and all synthetic U.S. dollar LIBOR settings were discontinued at the end of September 2024. LIBOR was intended to be an unsecured rate that represented interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. All of the aforementioned may adversely affect the Fund or a portfolio fund’s performance or NAV.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

3. Principal Risks (continued)

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares.

As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

4. Investment Management and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 0.95% on an annualized basis of the Fund’s average net assets.

Foreside Fund Services, LLC serves as the Fund’s distributor and UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the six months ended September 30, 2025, the Fund’s allocated UMBFS fees are reported on the Consolidated Statement of Operations.

An officer of the Fund is an employee of UMBFS. The Fund does not compensate officers affiliated with the Fund’s administrator. An officer and Trustee of the Fund is an employee of the Investment Manager. The Fund does not compensate Trustees or officers affiliated with the Investment Manager for their service to the Fund. For the six months ended September 30, 2025, the Fund’s allocated fees incurred for Trustees are reported on the Consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2025, are reported on the Consolidated Statement of Operations.

5. Fair Value of Investments

Fair value — Definition

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•  Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•  Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of September 30, 2025:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$2,964,445	$1,208,810,291	$—	$1,211,774,736
Private Investment Vehicles	—	—	228,421,837	4,765,443,152	4,993,864,989
Collateralized Loan Obligations	—	—	75,484,380		75,484,380
Preferred Stocks	—	—	65,475,982	—	65,475,982
Common Stocks	1,110,356	—	5,781,097	—	6,891,453
Subordinated Debt	—	—	4,071,354	—	4,071,354
Asset-Backed Securities	—	—	5,593,961	—	5,593,961
Warrants	—	—	333,389	—	333,389
Short-Term Investments	432,907,376	—	—	—	432,907,376
Total Investments, at fair value	$434,017,732	$2,964,445	$1,593,972,291	$4,765,443,152	$6,796,397,620
Other Financial Instruments[1]
Forward Contracts	$—	$49,744	$—	$—	$49,744
Total Assets	$434,017,732	$3,014,189	$1,593,972,291	$4,765,443,152	$6,796,447,364
Liabilities
Other Financial Instruments[1]
Forward Contracts	$—	$1,371,480	$—	$—	$1,371,480
Total Liabilities	$—	$1,371,480	$—	$—	$1,371,480

1          Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the year ended September 30, 2025:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Common Stocks
Balance as of April 1, 2025	$1,007,170,536	$286,453,384	$58,368,832	$57,515,128	$6,095,834
Purchases	1,178,879,939	122,131,223	42,779,733	14,324,463	1,929
Sales/Paydowns	(975,747,842)	(182,490,792)	(27,274,673)	(21,000,051)	—
Realized gains (losses)	6,876,901	(75,158)	402,219	6,300,051	—
Original issue discount and amendment fees	(214,517)	—	—	—	—
Accretion	1,824,018	7,754	21,241	—	—
Change in Unrealized appreciation (depreciation)	(2,184,564)	2,395,426	(894,309)	542,211	(316,666)
Transfers In1	—	—	2,081,337	7,794,180	—
Transfers Out[2]	(7,794,180)	—	—	—	—
Balance as of September 30, 2025	$1,208,810,291	$228,421,837	$75,484,380	$65,475,982	$5,781,097
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2025	(754,292)	4,378,796	(328,916)	964,293	(316,667)
	Subordinated Debt	Asset-Backed Securities	Warrants	Total
Balance as of April 1, 2025	$9,001,761	$—	$229,675	$1,424,835,150
Purchases	—	5,398,413	—	1,363,515,700
Sales/Paydowns	(5,043,476)		—	(1,211,556,834)
Realized gains (losses)	98,851	(77,435)	—	13,525,429
Original issue discount and amendment fees	—	—	—	(214,517)
Accretion	—	—	—	1,853,013
Change in Unrealized appreciation (depreciation)	14,218	272,983	103,714	(66,987)
Transfers In1	—	—	—	9,875,517
Transfers Out[2]	—	—	—	(7,794,180)
Balance as of September 30, 2025	$4,071,354	$5,593,961	$333,389	$1,593,972,291
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2025	$6,307	$272,983	103,714	$4,326,218

1          Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.

2          Transferred from Level 3 to Level 2 because observable market data became available for the investments.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2025.

The weighted average is calculated by weighting relative fair value.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Asset-Backed Securities	$ 5,593,961	Market Approach	Recent Transaction Price	100.00	100.00	Increase
Total Asset-Backed Securities, at fair value	5,593,961
Collateralized Loan Obligations	75,484,380	Income Approach	Interest Rate/Discount Margin	3.20% – 26.00%	6.67%	Decrease
			Default Rate	3% CDR	3%CDR	Decrease
			Recovery Rate	65%	65%	Increase
			Term	Maturity, or Reinvestment + 24 months	N/A	Decrease
			Prepayment Assumptions	20% CPR	20%CPR	Increase
			Reinvestment Assumptions	$99.00	$99.00	Decrease
Total Collateralized Loan Obligations, at fair value	75,484,380
Common Stocks	5,779,168	Market Approach	EBITDA Multiple	9.00x – 10.00x	10.00x	Increase
	1,929	Market Approach	Recent Transaction Price	1.00	1.00	Increase
Total Common Stocks, at fair value	5,781,097
Preferred Stocks	6,319,813	Income approach	Exercise Price	$2,319.10 – $2,746.80	$2,604.22	Decrease
			Expected Volatility	30.00%	30.00%	Increase
	37,027,500	Market/ Income approach	EBITDA Multiple	8.50x – 21.50x	14.48x	Increase
			Revenue Multiple	1.40x – 6.25x	4.60x	Increase
			Discount Rate	12.07%	12.07%	Decrease
	22,128,669	Market Approach	Recent Transaction Price	$0.01 – $3,643,019.75	$810,129.86	Increase
Total Preferred Stocks, at fair value	65,475,982

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Private Investment Vehicles	$ 23,884,054	Market Approach	Recent Transaction Price	$879,934.72 – $19,250,000.00	$16,196,158.08	Increase
	17,480,415	Market Approach	EBITDA Multiple	9.88x	9.88x	Increase
	59,237,098	Market Approach	Enterprise Value ($ Millions)	$29 – $204	$143	Increase
	90,709,899	Income Approach	Discount Rate	7.75% – 15.77%	11.14%	Decrease
	37,110,371	Income Approach	Weighted Average Cost of Capital	14.50% – 17.90%	16.74%	Decrease
Total Private Investment Vehicles, at fair value	228,421,837
Senior Secured Loans	438,166,811	Income approach	Discount Rate	5.16% – 92.00%	13.69%	Decrease
			LTM Revenue ($ Millions)	$52 – $4,556	$750	Increase
			Debt/EBITDA	0.2x – 13.5x	4.8x	Decrease
			Interest Coverage	0.6x – 6.9x	1.6x	Increase
	770,643,480	Market approach	Recent Transaction Price	$97.00 – $100.00	$98.76	Increase
Total Senior Secured Loans, at fair value	1,208,810,291
Subordinated Debt	2,000,000	Market Approach	EBITDA Multiple	14.00x	14.00x	Increase
	2,071,354	Income Approach	Discount Rate	2.17%	2.17%	Decrease
			LTM Revenue ($ Millions)	$274	$274	Increase
			Debt/EBITDA	11.9x	11.9x	Decrease
			Interest Coverage	0.7x	0.7x	Increase
Total Subordinated Debt, at fair value	4,071,354

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

5. Fair Value of Investments (continued)
Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Warrants	—	Market approach	Recent Transaction Price	$0.00	$0.00	Increase
	—	Market approach	EBITDA Multiple	17.0x	17.0x	Increase
	333,389	Income approach	Exercise Price	$0.01 – $2.28	$2.13	Decrease
			Expected Volatility	35% – 74%	67.00%	Increase
Total Warrants, at fair value	333,389
Total investments, at fair value	1,593,972,291

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class D Shares by any investor is $50,000. The minimum initial investment in Class I Shares by any investor is $10,000,000. The minimum additional investment in the Fund by any shareholder is $5,000. However, the Fund, in its sole discretion, may accept investments below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Investments in Class D Shares of the Fund are subject to a front-end sales charge (load) of up to 2.00% of the amount invested. The full amount of the sales load may be reallowed to broker/dealers or other financial intermediaries. Eligible investors may qualify for a sales charge discount if they and their family invest, or agree to invest in the future, at least $100,000 in Class D Shares of the Fund. Class I Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Fund in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of Shares the option of redeeming Shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all Shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of all outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the repurchase request deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund may accept

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

6. Capital Stock (continued)

the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund with supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the six months ended September 30, 2025 are as follows:
Commencement Date	May 15, 2025	August 14, 2025
Repurchase Request Deadline	June 16, 2025	September 15, 2025
Repurchase Pricing date	June 16, 2025	September 15, 2025

Net Asset Value as of Repurchase Pricing Date
Class I	$11.12	$11.06

Amount Repurchased
Class I	$269,517,966	$152,296,785

Percentage of Outstanding Shares Repurchased
Class I	4.47%	2.23%

7. Federal Income Taxes

At September 30, 2025, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$6,364,370,769
Gross unrealized appreciation	$558,133,054
Gross unrealized depreciation	(126,106,203)
Net unrealized appreciation on investments	$432,026,851

As of March 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	—
Unrealized appreciation/(depreciation)
Investments	367,189,446
Foreign Currency	80,920
Organizational costs	(51,150)
Total distributable earnings	$367,219,216

The tax character of distributions paid during the fiscal years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distribution paid from:
Ordinary income	$265,003,744	$124,226,966
Return of Capital	18,676,061	169,584,167
Net long-term capital gains	44,548,771	78,729
Total distributions paid	$328,228,576	$293,889,862

At March 31, 2025, the Fund had no accumulated capital loss carry forward.

The Fund is allowed to defer certain capital or ordinary losses that occur after October 31 and December 31, respectively. Losses are recognized the first day of the next tax year. For the tax year ended March 31, 2025, the Fund did not defer any such losses.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

7. Federal Income Taxes (continued)

Domestic Blocker Income Tax

The current taxes reflect the estimated tax liability of the Fund as of September 30, 2025, based on taxable income of the Subsidiaries that are taxable as corporations. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities of the Subsidiaries for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of the available evidence, it is more likely than not that all of the deferred income tax assets will not be realized.

Currently, the federal income tax rate for a corporation is 21% and the Fund is using a blended state tax rate net of Federal benefit is 3.95%. As of September 30, 2025, the Fund recorded a net deferred tax liability for the investments of the Subsidiaries. Should a net deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset.

The Fund’s current and deferred tax (expense)/benefit as of September 30, 2025 consists of the following:

Current Tax (Expense) Benefit:
Federal	$(475,259)
State	(119,112)
Total Current Tax (Expense) Benefit	$(594,371)
Deferred Tax (Expense) Benefit:
Federal	$(1,863,811)
State	(467,121)
Total Deferred Tax (Expense) Benefit	(2,330,932)
Total Income Tax (Expense) Benefit	$(2,925,303)

Components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax liability:
Net unrealized gain on investment securities	$(4,481,480)
Net Deferred Tax Asset/(Liability)	$(4,481,480)

Total income tax (expense)/benefit (current and deferred) differs from the amount computed by applying the federal and state statutory income tax rates to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Federal Income tax expense at statutory rate	$(2,449,035)
State Income taxes (net of federal benefit)	(460,652)
Prior period adjustment (net of federal benefit)	(15,616)
Net income tax expense	$(2,925,303)

As it pertains to the Subsidiaries, the utilization of net operating losses in future years is limited to the lesser of all available net operating losses or 80% of taxable income before net operating loss utilization. For the tax year ended March 31, 2025, the Subsidiaries did not utilize or defer any net operating losses.

As it pertains to the Subsidiaries, capital losses incurred during the year can be carried back three years or forward five years. The Subsidiaries did not utilize or defer any capital losses during the tax year ended March 31, 2025.

8. Investment Transactions

For the six months ended September 30, 2025, purchases net of unfunded commitments and sales of investments, excluding short-term investments, were $2,798,809,263 and $1,358,101,952, respectively.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Derivatives and Hedging Disclosures

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in forward foreign exchange currency contracts for the year ended March 31, 2025 in order to hedge overall portfolio currency risk. By entering into these contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty’s potential inability to fulfill the terms of the contract.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of September 30, 2025, by risk category are as follows:

Consolidated Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value
Unrealized appreciation on forward foreign currency exchange contracts	Forward Contracts	$49,744
Unrealized depreciation on forward foreign currency exchange contracts	Forward Contracts	(1,371,480)
Total		$(1,321,736)
Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Forward Contracts	Total
Forward Foreign Currency Exchange Contracts	$ (16,693,872)	$ (16,693,872)
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Forward Contracts	Total
Forward Foreign Currency Exchange Contracts	$ 2,776,797	$ 2,776,797

The quarterly average volumes of derivative instruments as of September 30, 2025 are as follows:

Derivatives not designated as hedging instruments		Notional Value
Forward Foreign Currency Exchange Contracts	Long Forward Contracts	145,038,402
	Short Forward Contracts	(395,188,337)

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of September 30, 2025:

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
17Capital Co-Invest (B) SCSp	Asset-based lending co-investment	$5,469,877	$5,826,071	$62,500	None	N/A	Liquidation to commence on the earlier of 5/7/2031 but no later than 180 days following full realization
ACRE Credit Portfolio II, LP	Real estate credit	80,937,879	82,214,342	117,833,080	None	N/A	Partnership shall continue until the sixth anniversary of the final closing date, unless extended for up to two additional periods of one year each by the General Partner
AG Asset Based Credit Evergreen Fund, LP	Private ABS	45,000,000	46,163,096	5,000,000	None	N/A	Partnership shall continue until the dissolution of the TPG AG ABC Master Funds or until a date specified by the General Partner
AG Asset Based Credit Fund L.P.	Private ABS	99,000,000	115,063,620	11,000,000	None	N/A	Until the fourth anniversary of the expiration or termination of the commitment period with up to two one-year extensions
AG Essential Housing Fund II Holdings (DE), L.P.	Real estate credit	2,615,172	5,129,864	19,875,000	None	N/A	Three years from the end of the commitment period with two one-year extensions
Ares Commercial Finance, LP	Asset-based lending	53,841,899	64,866,436	52,061,156	None	N/A	Partnership shall continue until June 30, 2027, unless extended for an additional one year period in the General Partner’s sole discretion

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Ares Insurance Partners, LP	Opportunistic	$13,346,599	$16,648,216	$6,653,401	None	N/A

Partnership shall continue until the end of the fiscal quarter during which the tenth anniversary of the final closing deadline occurs. The term may be extended by the GP in its sole discretion for up to two additional one-year periods.

Ares Pathfinder Fund II (Offshore), LP	Asset-based lending	7,488,626	8,036,313	7,511,374	None	N/A	Until the eighth anniversary of the initial capital contribution with two one-year extensions
Ares Priority Loan Co-Invest LP	Priority revolvers to middle market companies	29,868,321	32,771,848	16,711,545	None	N/A	Until the end of the fiscal quarter during which occurs the fifth anniversary of the end of the investment period which may be extended for one year.
Ares Special Opportunities Fund II (Offshore), LP	Direct lending and structured capital/ mezzanine	26,523,591	33,481,103	3,444,131	None	N/A	Until the end of the fiscal quarter during which the tenth anniversary of the final closing deadline as defined by the limited partnership agreement with two one-year extensions
Ares Special Opportunities Fund (Offshore), LP	Direct lending and structured capital/ mezzanine	4,632,487	4,411,446	1,023,642	None	N/A	Until the end of the fiscal quarter during which the tenth anniversary of the final closing deadline as defined by the limited partnership agreement with two one-year extensions

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Banner Ridge DSCO Fund I, LP	Diversified credit strategies	$11,372,510	$20,748,443	$36,207,747	None	N/A	Until the tenth anniversary of the initial closing date with two one-year extensions
Banner Ridge DSCO Fund II (Offshore), LP	Diversified credit strategies	19,457,711	29,175,305	80,542,289	None	N/A	Until the tenth anniversary of the initial closing date with two one-year extensions
Banner Ridge Secondary Fund IV (Offshore), LP	Secondaries	1,151,802	5,781,455	8,848,198	None	N/A	June 15, 2031 with one-year extensions available
Banner Ridge Secondary Fund V (Offshore), LP	Secondaries	92,851,664	152,771,283	107,027,544	None	N/A	Until the tenth anniversary of the activation date with two one-year extensions
Barings Capital Solutions Perpetual Fund (CA), LP	Specialty lending	41,422,764	45,007,530	8,577,236	Annually	Two Years	The Partnership shall continue for an unlimited period unless it is wound up and subsequently dissolved.
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.	Real estate credit	30,106,291	34,749,077	42,951,040	None	N/A	Sixth anniversary of the final closing date with two one-year extensions
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	Asset-based lending co-investment	1,886,239	2,567,988	4,052,934	None	N/A	Until the partnership is dissolved and subsequently terminated
Blue Owl First Lien Fund (Offshore), L.P.	Middle market direct lending	2,713,084	2,808,339	375,000	None	N/A	Until the end of the fiscal quarter during which the seventh anniversary of the final closing date occurs with two one-year extensions

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Blue Owl Real Estate Fund, VI	Real estate triple net leasing	$13,033,670	$14,261,567	$11,963,033	None	N/A	Until the last day of the calendar quarter containing the seventh anniversary of the initial closin gdate with two one-year extensions
Boost Co-Invest LP	Preferred equity co-investment	6,760,019	8,972,359	745,908	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
BPC Opportunities Offshore Feeder Fund V LLC	Specialty Lending	15,428,379	18,131,364	19,571,621	None	N/A	Company shall continue until the 6th anniversary of the closing date. The term may be extended for up to two additional one year periods.
BPC Real Estate Debt Fund, LP	Real estate credit	53,406,272	62,641,084	71,260,974	None	N/A	Until the third anniversary of the expiration of the investement period with two additonal one-year periods and thereafter, additional one-year periods with consent of the Advisory Committee.
BP Holdings Zeta LP – Class A	Real estate credit co-investment	7,987,120	8,048,659	—	None	N/A

Until the earlier of May 30, 2029, the final distribution of the assets of the partnership, and the expiration of the term of the last remaining Fund Entity as defined by the limited partnership agreement.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
BP Holdings Zeta LP – Class B	Real estate credit co-investment	$1,410,673	$1,639,641	$—	None	N/A

Until the earlier of May 30, 2029, the final distribution of the assets of the partnership, and the expiration of the term of the last remaining Fund Entity as defined by the limited partnership agreement.

BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)	Regulatory capital relief co-investment	5,242,498	3,787,019	—	None	N/A	Until the partnership is wound up and subsequently dissolved.
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)	Regulatory capital relief co-investment	20,108,879	20,600,098	—	None	N/A	Until the partnership is wound up and subsequently dissolved.
BSOF Parallel Onshore Fund L.P. (Class Colonnade 2024 Series 3)	Regulatory capital relief co-investment	10,250,000	10,534,955	—	None	N/A	Until the partnership is wound up and subsequently dissolved.
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 3)	Regulatory capital relief	106,662,882	108,847,243	—	None	N/A	Until the partnership is wound up and subsequently dissolved.
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 6)	Regulatory capital relief	150,000,000	147,199,308	—	None	N/A	Until the partnership is wound up and subsequently dissolved.
BSP Pioneer Investors Feeder, L.P.	GP stakes	46,023,247	52,581,959	3,976,753	None	N/A	Until the partnership is dissolved and subsequently terminated.
Burford Advantage Feeder Fund A, LP	Litigation finance	2,045,609	2,748,588	11,973,934	None	N/A	Fifth anniversary of the initial closing with two one-year extensions
Callodine Perpetual ABL Fund, LP	Asset-based lending	97,717,483	85,519,832	5,000,000	Quarterly[3]	Twelve months after the effective date of capital commtiment	Perpetual unless sooner terminated in accordance with the provisions of the limited partnership agreement

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Carlyle Credit Opportunities Fund II (Parallel), SCSp	Structured capital/ mezzanine	$8,575,133	$7,079,591	$5,739,051	None	N/A	February 2029 with two consecutive one-year extensions
Carlyle Credit Opportunities Fund III (Parallel), SCSp	Structured capital/ mezzanine	8,176,739	8,047,171	12,577,670	None	N/A	December 2028, subject to two one-year extensions with the consent of the Investor Advisory Committee or a majority in interest of the combined limited partners.
CCOF Alera Aggregator, L.P.	Preferred equity co-investment	4,870,008	7,012,277	—	None	N/A	Until dissolved and liquidated in accordance with the limited partnership agreement
CCOF III Nexus Co-Invest Aggregator, L.P.	Subordinated debt co-investment	4,901,836	6,495,129	1,576,166	None	N/A	Until wound up and subsequently dissolved pursuant to the limited partnership agreement
CCOF Sierra II, L.P.	Preferred equity co-investment	2,958,506	4,355,324	100,000	None	N/A	Ten-year anniversary of the final closing date with two one-year externsions
Cheval Blanc Co-Invest, L.P.	Structured capital/ mezzanine co-investment	14,649,107	16,082,326	385,165	None	N/A	The term of the Partnership shall continue in existence until such time as all of the investments of the Partnership are liquidated and all Proceeds are distributed to the Partners.
Chilly HP SCF Investor, LP	Preferred equity co-investment	3,017,701	3,809,464	—	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
CL Oliver Co-Invest I, L.P.	Asset-based lending co-investment	$10,093,000	$12,411,402	$—	None	N/A	Perpetual until the partnership is wound up and subsequently dissolved.
Comvest Special Opportunities Fund, L.P.	Structured capital/ mezzanine	14,174,597	15,323,462	6,798,558	None	N/A	Seventh anniversary of the final closing with two one-year extensions
Contingency Capital EG Fund (US) LP	Litigation finance	58,956,254	62,180,613	12,969,589	Quarterly	A written notice of the withdrawal must be provided to the GP 90 days before commencement date	Until the dissolution of the partnership in accordance with the limited partnership agreement
Contingency Capital Fund I-A, LP	Litigation finance	61,823,528	77,574,460	10,767,926	None	N/A	Until the earlier of the termination of the last remaining master fund or the terminiation of the Parnership in accordance with the limited partnership agreement
Corrum Capital Entertainment Lending II-B, LP	Royalty-backed credit	55,497,000	55,768,973	19,503,000	None

The General Partner may in its sole discretion determine to permit an assignment of interests. No transfer will take place until all conditions of the LPA are satisfied and the General Partner admits the transfer in writing.

							Partnership shall continue until the 8th anniversary of the closing date. The Partnership may be extended for up to two additioinal one-year periods at the sole discretion of the General Partner.
Crestline Nevermore Holdco, L.P.	Asset-based lending co-investment	5,126,088	4,593,991	10,001,793	None	N/A	Until the partnership is wound up and subsequently dissolved in accordance with the limited partnership agreement

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Crestline PF Sentry Fund (US), LP	Asset-based lending	$16,917,763	$15,023,528	$58,471,012	None	N/A	Until dissolved in accordance with the limited partnership agreement
CW Credit Opportunity 2 LP	Asset-based co-investment	26,110,684	29,023,519	13,889,316	None	N/A	Until December 31 after the maturity date of the CoreWeave Loan with two one-year extensions.
D.E. Shaw Diopter International Fund, L.P.	Regulatory capital relief	37,646,493	48,619,805	12,571,272	None	N/A	Sixth anniversary of the last day of the month of the Final Closing Date with two one-year extensions
D.E. Shaw Diopter International Fund II, L.P.	Regulatory capital relief	864,612	893,131	49,135,388	None	N/A

The term of the Partnership will end of the 76 month anniversary of the last day of the month of the final closing date, subject to two one-year extensions. The first extension is subject to the joint consent of the manager and fund managers of the US Feeders and parallel funds and the second extension is subject to the same consents plus selected regular members.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Dawson Evergreen 1 LP	Portfolio finance	$300,000,000	$335,754,346	$—	None	Redemptions are permitted with the consent of the General Partner, with 60 days’ minimum notice, and must be under 5% of the fund’s total NAV on a given redemption day.

Upon the occurrence of the withdrawal of the General Partner, unless the Advisory Board agrees to continue the Partnership and to appoint a new General Partner within 90 days of the withdrawal of the General Partner

Dawson Portfolio Finance (Lux) SICAV	Portfolio finance	150,000,000	150,000,000	—	None	N/A

Upon the occurrence of the withdrawal of the General Partner, unless the Advisory Board agrees to continue the Partnership and to appoint a new General Partner within 90 days of the withdrawal of the General Partner

EVP Credit SPV I LP	Specialty lending co-investment	17,022,619	17,414,988	1,077,381	None	N/A	Partnership will continue until liquidation of the master fund by the General Partner.
EVP II LP	Growth capital	26,371,709	43,486,996	13,628,291	None	N/A	Until eight years from the final closing date with two consecutive one-year extensions
Felicitas Diner Offshore, LP	Preferred equity co-investment	2,959,895	3,138,446	79,680	None	N/A	Until the earlier of the dissolution of the master fund or an election by the general partner to terminate the fund

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Felicitas Secondary Fund II Offshore, LP	Secondaries	$10,616,857	$11,586,053	$2,710,414	None	N/A	January 10, 2030 with one-year extensions available
Felicitas Secondary Fund III Offshore, LP	Secondaries	30,922,819	34,628,804	19,077,181	None	N/A	The Partnership shall continue perpetually until any of the termination events occur.
Felicitas Tactical Opportunities Fund, LP	Secondaries	20,903,616	32,799,857	22,132,701	None	N/A	Until dissolved and liquidated in accordance with the Limited Partnership Agreement
Franklin BSP Capital Corp	Middle market direct lending	1,684,852	1,539,117	—	Annually[1]	N/A	N/A
GCF III Feeder LP	Legal assets	2,192,785	2,192,785	12,807,215	None	N/A

Until the GP determines that the Partnership may be materially impeded in the pursuit of its investment objectives or if the aggregate Capital Commitments to the Partnership have been drawn down, reserved or otherwise committed

Gramercy PG Holdings LP	Litigation finance co-investment	1,243,781	1,269,918		None	N/A

Partnership will continue until the sixth anniversary of the initial closing date, unless extended for a period of one year in the discretion of the General Partner, and any further successive periods of one year each with preferred approval.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Gramercy PG Holdings II, LP	Litigation finance co-investment	$23,750,000	$27,384,451	$1,250,000	None	Except as expressly provided in this Agreement, no Limited Partner shall have the right to withdraw from the Partnership or to withdraw any part of its Capital Account

Until the sixth anniversary of the initial closing date, unless extended by the General Partner for a period of one year, and any successive periods of one year each with the consent of a majority in interest

Gramercy PG Feeder LP (Common Interests)	Litigation finance co-investment	10,477,594	16,472,695	—	None	N/A	Until terminated, wound up and subsequently dissolved pursuant to the limited partnership agreement
Gramercy PG Feeder LP (Preferred Interests)	Litigation finance co-investment	5,450,422	6,504,824	—	None	N/A	Until terminated, wound up and subsequently dissolved pursuant to the limited partnership agreement
Guggenheim MM-C CLO	Structured credit	90,202,500	102,705,507	—	None	May be redeemed in whole, but not in part, after the redemption in full of the secured notes at the direction of a majority of the subordinated notes	July 2035
Harvest Partners Structured Capital Fund III, L.P.	Structured capital/ mezzanine	15,429,303	18,230,444	6,102,084	None	N/A	Ten years from the final closing date with one-year extensions
Hayfin Healthcare Opportunities Fund (US Parallel), LP	Royalties & healthcare credit	52,025,040	61,238,473	23,066,040	None	N/A	Fourth anniversary of the end of the investment period with two one-year extensions

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Hercules Private Global Venture Growth Fund I, L.P.	Venture lending	$182,992,177	$189,126,094	$17,471,436	None	N/A	July 1, 2027 with one-year extensions available
HPS Asset Value Platform, L.P.	Equipment leasing	42,568,801	44,192,702	6,361,968	None	N/A	The Partnership shall continue in existence until the fifth anniversary of the closing date.
HPS KP Mezz 2019 Co-Invest, LP	Subordinated debt co-investment	38,073,300	53,670,003	2,977,411	None	N/A	Until the expiration of the term of HPS Offshore Mezzanine Partners 2019, L.P. which shall continue until the tenth anniversary of the first closing date with two one-year extensions
HPS KP SIP V Co-Investment Fund, LP	Subordinated debt co-investment	14,503,287	21,193,626	264,097	None	N/A

Until the expiration of the term of HPS Offshore Strategic Investment Partners V, L.P., which shall continue until the tenth anniversary of the first closing date with one one-year extension and two successive one-year terms followings such subsequent term with the approval of the LP Advisory Committee

HPS Mint Co-Invest Fund, L.P.	Preferred equity co-investment	5,953,611	9,527,500	1,513,172	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
HPS Offshore Mezzanine Partners 2019, LP	Mezzanine level subordinated debt	$21,010,810	$25,502,235	$5,588,063	None	N/A	Until the tenth anniversary of the first closing date with two one-year extensions
HPS Offshore Strategic Investment Partners V, LP	Mezzanine level subordinated debt	35,657,561	40,664,670	20,269,672	None	N/A

Until the tenth anniversary of the first closing date with one one-year extension following the expiration of such initial term and two successive one-year terms following such subsequent term with the approval of the LP Advisory Committee

HPS Specialty Loan Fund V-L, L.P.	Middle market direct lending	13,451,193	13,020,212	8,176,533	None	N/A	Fourth anniversary of the termination of the commitment period with one-year extensions available
ICG LP Secondaries Fund I (Feeder) SCSp	Secondaries	13,558,281	18,059,921	26,069,144	None	N/A	Until the master partnership is dissolved or terminated (master partnership term: until the tenth anniversary of the final admission date with two one-year extensions)
Indago Co-Invest I LP	Private ABS co-investment	20,000,000	20,808,159	10,000,000	None	N/A	Unless sooner dissolved pursuam to Section 10.2, the Partnership will continue until such time as the Partnership investments are disposed.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Indago Asset-Based Opportunities I LP	Private ABS	$7,831,146	$8,051,810	$29,668,854	None	N/A

Partnership will continue for a period of three years from the end of the investment period, subject to a one-year extension by the General Partner in its sole discretion, and an additional one-year extension by the General Partner with the consent of the required limited partners.

InSolve Global Credit Feeder Fund VI, L.P.	Private ABS	52,091,473	59,884,892	22,499,999	None	N/A	The partnership shall be would up and dissolved promptly following the date that the Master fund is would up and solved has made its final distributions of assets,
Jaffa Capital Fund, LP	Opportunistic	10,000,000	10,000,000	—	None	N/A	Partnership will continue until liquidation of the master fund by the General Partner.
King Street Opportunistic Credit Evergreen Fund, L.P.	Middle market direct lending	100,000,000	111,862,236	—	Semi-annually[2]	Following the expiration of the period that is two years from the date of the intial closing of the partnership, subject to one year lock-up after the first capital contribution,	Until dissolved and liquidated in accordance with the Limited Partnership Agreement
KWOL Co-Invest, LP	Preferred equity co-investment	2,500,000	3,786,582	—	None	N/A	Until dissolution of the partnership in accordance with the limited partnership agreement

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
LAC SPV I LLC	Legal assets	$29,600,000	$29,634,060	$—	None	N/A	Company shall continue until the date on which all receivables have been disbursed in accordance with the fee purchase agreement.
LuminArx Opportunistic Alternative Solutions Offshore Fund LP	Private ABS	19,585,548	20,855,801	80,414,452	None	N/A	The Partnership shall continue perpetually until any of the termination events occur.
LuminArx Valence Co-Invest Offshore Fund LP	Structured capital/ mezzanine co-investment	9,936,909	10,950,231	63,091	None	N/A	The Partnership shall continue perpetually until any of the termination events occur.
Madison Realty Capital Debit Fund, IV LP	Real estate credit	14,173,657	16,803,973	3,585,971	None	N/A	Until the sixth anniversary of the fund’s final closing with one one-year extension and an additional extension period of up to two years.
Magenta Asset Co-Invest L.P.	Asset-based co-investment	2,528,116	2,649,511	1,209,452	None	N/A	Until the Certificate of Limited Partnership of the partnership is cancelled.
Magenta Co-Invest L.P.	Asset-based co-investment	5,501,383	6,156,011	498,617	None	N/A	Until the Certificate of Limited Partnership of the partnership is cancelled.
Marilyn Co-Invest, L.P.	Common equity	33,863,577	46,660,864	—	None	N/A	Until investments are liquidated and all proceeds are distributed to the partners

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Milano Co-Invest, L.P.	Subordinated debt co-investment	$3,998,073	$3,923,043	$174,000	None	N/A	Until such time as all of the investments of the partnership are liquidated and all proceeds are distributed to the partners
Miller Holdings LP (Common Equity Portion) (Dawson)	Portfolio finance	5,000,000	6,305,626	—	None	N/A	Partnership shall continue until the final liquidating distribution of the Fund unless sooner wound up and dissolved.
Miller Holdings LP (Preferred Equity Portion) (Dawson)	Portfolio finance	29,862,531	35,437,079	14,545,890	None	N/A	Partnership shall continue until the final liquidating distribution of the Fund unless sooner wound up and dissolved.
Minerva Co-Invest, L.P.	Preferred equity co-investment	11,417,401	16,463,951	225,533	None	N/A	Until distribution of investment proceeds
NB Capital Solutions Co-Invest (Wolverine) LP	Preferred equity co-investment	1,380,844	1,982,344	49,156	None	N/A	Until the later of the dissolution of the Main Fund and the disposition of the partnership’s investments
NB Credit Opportunities II Cayman Feeder, LP	Structured capital/ mezzanine	21,303,208	27,903,034	4,399,948	None	N/A	Until the termination of the master fund and as determined by the general partner
North Wall Asset Backed Opportunities Feeder Fund I LP	Private ABS co-investment	82,735,942	103,001,993	1,929,439	None	N/A	Partnership will terminate and be wound up on or around the date of the final liquidation of the Master Partnership.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
NWEOF Feeder Fund II LP	Private ABS	$27,870,400	$40,153,178	$29,188,298	None	N/A

Until the GP determines that the Partnership may be materially impeded in the pursuit of its investment objectives or if the aggregate Capital Commitments to the Partnership have been drawn down, reserved or otherwise committed

NWEOF Feeder Fund III SCSp	Private ABS	1,409,259	1,581,027	22,766,616	None	N/A

Until the GP determines that the Partnership may be materially impeded in the pursuit of its investment objectives or if the aggregate Capital Commitments to the Partnership have been drawn down, reserved or otherwise committed

OrbiMed RCO IV Offshore Feeder, LP	Royalties & healthcare credit	24,233,383	23,140,325	30,799,773	None	N/A	Until the date of the final liquidating distribution unless the partnership is sooner wound up and subsequently dissolved in accordance with the limited partnership agreement

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
OWS Affirm Partnership Fund, LTD.	Private ABS co-investment	$16,980,000	$17,484,121	$13,020,000	None	N/A

For a period of 24 months after the conclusion of the investment period, shareholders will receive distributions of proceeds until all Shares are liquidated. The distribution period may be extended by the investment manager in its sole discretion for up to two additional one-year periods.

Pathlight Capital Evergreen Fund, LP	Asset-based lending	46,264,746	44,433,886	5,979,603	None	N/A	Until dissolved and liquidated in accordance with the amended and restated limited partnership agreement
Pathlight Capital Fund II, LP	Asset-based lending	13,925,766	14,046,932	6,032,427	None	N/A	Until last day of the fiscal quarter after the fifth anniversary of the final closing date with one-year extensions available
Peachtree Credit Fund IV Q, L.P.	Real estate debt	49,875,600	50,157,595	—	None	N/A	The Fund shall continue in full force and effect until 7 years following the expiration of the Offering period, subject to 2 one year extensions.
Pennybacker Real Estate Credit II Pacific, LLC	Real estate credit	2,467,491	3,600,203	—	None	N/A	Until the company is terminated and wound up in accordance with the limited liability company agreement

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Pennybacker Real Estate Credit II, LP	Real estate credit	$18,777,394	$16,611,726	$4,126,436	None	N/A	Until the company is terminated and wound up in accordance with the limited liability company agreement
Peppertree Capital Fund VI QP, LP	Real assets	27,673,729	32,732,844	—	None	N/A	Partnership will be dissolved the earlier of ten years from the commencement date or six years following the end of the investment period.
Peppertree Capital Fund VII QP, LP	Real assets	16,912,387	20,042,316	—	None	N/A	Partnership will be dissolved the earlier of ten years from the commencement date or six years following the end of the investment period.
PG Lending Fund I, LP	Real estate debt	81,314,987	83,935,922	—	None	N/A	The Fund shall continue in full force and effect until 7 years following the expiration of the Offering period, subject to 2 one year extensions.
Pine Valley Capital Partners Evergreen Fund, LP	Litigation finance	31,462,700	34,585,077	58,537,299	None	N/A	Until dissolution of the partnership in accordance with the limited partnership agreement.
Pine Valley Capital Co-Invest I, LP	Litigation finance co-investment	42,198,135	43,704,104	12,550,658	None	N/A	Until dissolution of the partnership in accordance with the limited partnership agreement.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Prime Finance & Investment Ltd.	Real estate credit	$15,226,492	$16,571,422	$59,773,508	None	N/A	Until the later of the dissolution of the Main Fund and the disposition of the partnership’s investments
PSC Credit IV (A) SCSp	Private ABS	32,500,000	33,580,328	32,500,000	None	N/A

The partnership shall be liquidated on the last day of the calendar month of the sixth anniversary of the final closing date, unless extended by up to an additional one-year period by the General Partner in its sole discretion.

Raven Asset-Based Credit Fund II LP	Asset-based lending	19,987,753	20,812,077	5,130,811	None	N/A	January 2029 with two one-year extensions available available
Realterm Logistics Credit Fund Co-Investment, LLC	Real estate credit	9,243,373	9,337,944	942,857	None	N/A	Until the later of the dissolution of the Main Fund and the disposition of the partnership’s investments
Redwood Enhanced Income Corp.	Middle market direct lending	28,275,000	23,900,227	10,725,000	None	180 calendar days following the pricing of an initial public offering of the Shares and/or the first trade of the Shares on a securities exchange	Seven-year anniversary of the initial closing with two one-year extensions
SC Life Science Credit Parallel Fund A, L.P.	Royalties & healthcare credit	139,651,570	138,707,690	74,683,775	None	N/A	Until terminated and dissolved by the general partner in its sole discretion

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
SC Opportunities Holding, L.P.	Venture lending co-investment	$39,675,000	$40,616,602	$325,000	None	N/A

Partnership will continue until the sixth anniversary of the initial closing date, unless extended for a period of one year in the discretion of the General Partner, and any further successive periods with the consent of a majority in interest.

Shamrock Capital Debt Opportunities Fund I, LP	Royalty-backed credit	7,644,149	7,849,977	13,861,091	None	N/A	Ten years from the final closing date with one-year extensions
Silver Point Select Overflow Fund, L.P.	Specialty lending co-investment	38,021,127	35,192,000	1,978,873	None	N/A	Until dissolved in accordance to the limited partnership agreement. In this case, until the disolution of the GP.
Silver Point Specialty Lending Fund	Specialty lending	127,018,961	130,193,613	—	None	Transfers of Shares of beneficial interest must be certified by the board of trustees or a duly authorized officer of the trust.	Until the liquidation or dissolution of the trust and amy amendment to the declaration of trust to effect such liquidation or dissolution.
Sixth Street Growth Partners II (B), L.P.	Structured capital/ mezzanine	3,982,010	4,781,923	6,076,797	None	N/A	Until December 31 immediately following the four-year anniversary of the commitment period expiration date with two one-year extensions

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Sky Fund V Offshore, LP	Aircraft leasing	$7,017,173	$16,861,443	$14,443,680	None	N/A	Until the fourth anniversary of the expiration or termination of the investment period with up to two one-year extensions
Sky Fund VI Offshore, LP	Aircraft leasing	21,980,109	25,362,614	53,019,890	None	N/A	Until the partnership is terminated and wound up in accordance to the limited partnership agreement
Specialty Loan Institutional Fund 2016-L, L.P.	Middle market direct lending	2,498,485	4,207,334	3,813,075	None	N/A	Until the sixth anniversary of the fund’s final closing with two one-year extensions which may thereafter be extended further in order to effectuate an orderly liquidation of the partnership
Sprinkler 2024 Co-Investment I (Feeder) SCSp	Structured capital/ mezzanine	16,233,891	20,173,575	12,872	None	N/A	Until the fund partnership is terminated in accordance with its terms
Stellus Private Credit BDC Feeder LP	Middle market direct lending	15,176,689	15,525,189	9,792,271	None	N/A	Until the partnership is terminated and wound up in accordance to the limited partnership agreement
Summit Partners Credit Offshore Fund II, L.P.	Middle market direct lending	7,124,963	3,797,994	330,907	None	N/A	Eight anniversary of the fist draw-dwon date with two one-year extensions available
Symbiotic Capital EB Fund, L.P.	Royalties & healthcare credit	3,977,217	4,513,428	1,522,783	None	N/A	Until dissolved in accordance to the limited partnership agreement

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Symbiotic Capital Life Science Credit Fund, L.P.	Royalties & healthcare credit	$12,077,688	$12,058,394	$7,878,146	None	N/A	Sixth anniversary of the final closing date with two one-year extensions
Thompson Rivers LLC	Investment vehicle	1,178,331	302,456	—	None	Redemptions permitted with the consent of the investment fund’s voting members	Until cancellation of the Certificate of Formation
Thorofare Asset Based Lending Fund V, L.P.	Real estate credit	30,401,096	31,138,146	—	None	N/A	Until the partnership is terminated and wound up in accordance with the limited partnership agreement
Tinicum L.P.	Private equity secondary	8,059,951	10,928,943	6,980,058	None	N/A	Until terminated and dissolved by the general partner in its sole discretion
Tinicum Tax Exempt, L.P.	Private equity secondary	5,660,029	7,540,416	1,758,769	None	N/A	Until terminated and dissolved by the general partner in its sole discretion
VCSF Co-Invest 1-A, L.P.	Preferred equity co-investment	5,072,145	7,228,875	8,252	None	N/A

Until the expiration of the term of Vista Capital Solutions Fund, LP (VCSF) which may be extended in accordance with the terms of the VCSF partnership agreement or until the dissolution of the partnership in accordance with the limited partnership agreement.

Vista Capital Solutions Fund-A, L.P.	Growth-stage lending	14,302,235	16,461,942	11,453,374	None	N/A	Sixth anniversary of the final closing date with two one-year extensions

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Vista Credit Partners Fund IV-B, L.P.	Growth-stage lending	$2,826,340	$2,571,921	$20,705,516	None	N/A

Partnership shall be dissolved on the last day of the fiscal quarter during which the sixth anniversary of the Final Closing Date occurs. Partnership may be extended for up to two consecurity one-year periods.

VPC Credit Origination Fund, L.P.	Loan origination vehicle	1,000,000	1,058,595	49,000,000	None	N/A	Forty-two months after the initial closing date with additional one-year extensions approved by limited partners holding majority of aggregate commitments
VPC Legal Finance Fund, L.P.	Litigation finance	113,780,037	138,580,281	999,265	None	18 – month hard lock-up from acceptance of commitment and 12 – month soft lock-up following termination of hard lock-up	Until partnership is terminated as provided in the agreement of limited partnership
Waccamaw River LLC	Investment vehicle	8,992,879	2,664,231	—	None	Redemptions permitted with the prior consent of the Board	Until cancellation of the Certificate of Formation

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
WhiteHawk Evergreen Fund, LP	Asset-based lending	$100,000,000	$104,258,832	$—	None	Hard lock up of interest is the period ending on the last business day immediately prior to the second anniversary of the subscription agreement.	Expiration of the partnership will occur on the last business day of the fiscal year in which all assets acquired by the partnership have been liquidated.
Total		$4,272,405,587	$4,765,443,152	$1,799,340,513

1          Up to 10% at each tender offer during any calendar year

2          All or any portion of participating account at each semi-annual withdrawal date

3          All or any portion of the capital account as of the last day of each calendar quarter

12. Subsequent Events

In preparing these Consolidated Financial Statements, management has evaluated subsequent events through the date of issuance of the Consolidated Financial Statements included herein. The Board authorized the Fund to offer to repurchase Shares from shareholders in an amount up to 5.00% of the net assets of the Fund with a December 15, 2025 repurchase pricing date. The repurchase offer period began on November 13, 2025 and will end on December 15, 2025. Shareholders that desire to tender Shares for repurchase are required to do so no later than December 15, 2025. There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Other Information September 30, 2025 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are or will be available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Cliffwater Enhanced Lending Fund
Privacy Notice September 30, 2025 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number

•  Account balances

•  Account transactions

•  Transaction history

•  Wire transfer instructions

•  Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-(888)-442-4420

Cliffwater Enhanced Lending Fund
Privacy Notice September 30, 2025 (Unaudited) (Continued)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

•  Open an account

•  Provide account information

•  Give us your contact information

•  Make a wire transfer

•  Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•  Affiliates from using your information to market to you

•  Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

Investment Manager
Cliffwater LLC
4640 Admiralty Way, 11th Floor
Marina del Rey, CA 90292
Website: www.cliffwaterfunds.com

Custodian Bank
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210

Fund Administrator, Transfer Agent and Fund Accountant
UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.acaglobal.com

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

(b)     Not applicable.

Item 2.       Code of Ethics.

Not applicable to semi-annual reports.

Item 3.       Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.       Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.       Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.       Investments.

(a)     See the Semi-Annual Report to Shareholders under Item 1 of this Form.

(b)     Not applicable.

Item 7.       Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.       Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.       Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.     Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.     Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13.     Portfolio Managers of Closed-End Management Investment Companies.

(a)     Not applicable to semi-annual reports.

(b)     There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recent report on Form N-CSR.

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last provided disclosure in response to this item.

Item 16.     Controls and Procedures.

(a)     The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)    Not applicable.

(b)    Not applicable.

Item 18.     Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.     Exhibits.

(a)(1)      Not applicable to semi-annual reports.

(a)(2)      Not applicable.

(a)(3)      A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(4)      Not applicable.

(a)(5)      Not applicable.

(b)          Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Cliffwater Enhanced Lending Fund
By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	December 5, 2025
By (Signature and Title)*	/s/ Lance J. Johnson
Lance J. Johnson, Treasurer
(Principal Financial Officer)
Date	December 5, 2025